UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3518

Newbury Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2003

Item 1. Reports to Stockholders

Fidelity®

Cash Management
Funds

Treasury Fund
Prime Fund
Tax-Exempt Fund

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Schedules of Investments & Financial Statements
Treasury Fund	<Click Here>
Prime Fund	<Click Here>
Tax-Exempt Fund	<Click Here>
Notes to the Financial Statements	<Click Here>

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Treasury Fund and Prime Fund seek to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities. Treasury Fund invests in money market securities issued by the U.S. Treasury and backed by the full faith and credit of the U.S. Government. Prime Fund invests in a broad range of money market securities. Tax-Exempt Fund seeks to provide as high a level of current income, exempt from federal income taxes, as is consistent with liquidity and stability of principal by investing in municipal money market securities.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Treasury Fund

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 40.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
U.S. Treasury Bills - 28.9%
5/1/03	1.25%	$ 40,000,000	$ 40,000,000
5/1/03	1.53	55,000,000	55,000,000
5/1/03	1.56	50,000,000	50,000,000
5/22/03	1.25	50,000,000	49,963,833
5/22/03	1.26	25,000,000	24,981,771
5/29/03	1.28	30,000,000	29,970,367
6/5/03	1.31	25,000,000	24,968,403
6/12/03	1.25	110,000,000	109,840,865
6/19/03	1.27	59,575,000	59,472,829
6/26/03	1.25	35,000,000	34,932,489
7/10/03	1.25	47,000,000	46,886,678
8/21/03	1.17	50,000,000	49,819,556
8/21/03	1.19	55,000,000	54,798,089
8/28/03	1.19	50,000,000	49,804,972
10/2/03	1.10	50,000,000	49,766,861
10/16/03	1.19	30,000,000	29,834,800
			760,041,513
U.S. Treasury Bonds - 1.0%
8/15/03	1.22	26,461,000	27,011,528
U.S. Treasury Bonds - principal STRIPS - 1.1%
11/15/03	1.27	30,000,000	29,791,579
U.S. Treasury Notes - 8.3%
8/15/03	1.18	25,000,000	25,293,209
8/15/03	1.26	50,000,000	50,573,100
8/15/03	1.38	31,374,000	31,765,677
8/15/03	1.39	10,000,000	10,124,631
8/15/03	1.70	17,500,000	17,676,176
8/15/03	1.75	30,000,000	30,297,843
2/29/04	1.25	25,000,000	25,354,167
3/31/04	1.20	25,000,000	25,540,121
			216,624,924
U.S. Treasury Notes - coupon STRIPS - 1.2%
8/15/03	1.12	20,235,000	20,168,331
2/15/04	1.20	12,000,000	11,884,807
			32,053,138
TOTAL U.S. TREASURY OBLIGATIONS			1,065,522,682
Repurchase Agreements - 59.5%
	Maturity Amount	Value (Note 1)
In a joint trading account (Collateralized by U.S. Treasury Obligations dated 4/30/03 due 5/1/03) At:
1.27%	$ 42,105,486	$ 42,104,000
1.29%	1,523,054,434	1,523,000,000
TOTAL REPURCHASE AGREEMENTS		1,565,104,000
TOTAL INVESTMENT PORTFOLIO - 100.0%		2,630,626,682
NET OTHER ASSETS - 0.0%		(684,316)
NET ASSETS - 100%		$ 2,629,942,366
Total Cost for Income Tax Purposes $ 2,630,626,682
Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $46,000 of which $28,000 and $18,000 will expire on October 31, 2007 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $1,565,104,000) - See accompanying schedule		$ 2,630,626,682
Receivable for fund shares sold		28,106,465
Interest receivable		2,545,552
Receivable from investment adviser for expense reductions		182,343
Other receivables		16,147
Total assets		2,661,477,189

Liabilities
Payable to custodian bank	$ 270
Payable for fund shares redeemed	29,396,240
Distributions payable	164,301
Accrued management fee	546,455
Distribution fees payable	1,006,638
Other payables and accrued expenses	420,919
Total liabilities		31,534,823

Net Assets		$ 2,629,942,366
Net Assets consist of:
Paid in capital		$ 2,629,988,565
Accumulated net realized gain (loss) on investments		(46,199)
Net Assets		$ 2,629,942,366
Calculation of Maximum Offering Price Daily Money Class: Net Asset Value, offering price and redemption price per share ($1,264,341,143 ÷ 1,264,463,725 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($946,889,087 ÷ 946,729,546 shares)		$ 1.00

Advisor B Class: Net Asset Value and offering price per share ($285,090,353 ÷ 285,110,330 shares) A		$ 1.00

Advisor C Class: Net Asset Value and offering price per share ($133,621,783 ÷ 133,633,128 shares) A		$ 1.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Fund
Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2003 (Unaudited)

Investment Income
Interest		$ 18,756,703
Expenses
Management fee	$ 3,381,168
Transfer agent fees	2,765,463
Distribution fees	6,164,516
Accounting fees and expenses	122,265
Non-interested trustees' compensation	5,725
Custodian fees and expenses	9,754
Registration fees	459,427
Audit	36,739
Legal	6,830
Total expenses before reductions	12,951,887
Expense reductions	(1,158,398)	11,793,489
Net investment income		6,963,214
Net Realized Gain (Loss) on investment securities		5,464
Net increase in net assets resulting from operations		$ 6,968,678

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 6,963,214	$ 30,172,367
Net realized gain (loss)	5,464	(21,171)
Net increase (decrease) in net assets resulting from operations	6,968,678	30,151,196
Distributions to shareholders from net investment income	(6,963,214)	(30,172,367)
Share transactions - net increase (decrease)	(137,595,225)	(187,874,924)
Total increase (decrease) in net assets	(137,589,761)	(187,896,095)

Net Assets
Beginning of period	2,767,532,127	2,955,428,222
End of period	$ 2,629,942,366	$ 2,767,532,127

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.003	.013	.041	.053	.043	.049
Distributions from net investment income	(.003)	(.013)	(.041)	(.053)	(.043)	(.049)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.34%	1.28%	4.19%	5.48%	4.38%	5.04%
Ratios to Average Net Assets D
Expenses before expense reductions	.76% A	.73%	.77%	.75%	.76%	.76%
Expenses net of voluntary waivers, if any	.70% A	.70%	.70%	.69%	.65%	.65%
Expenses net of all reductions	.70% A	.70%	.70%	.69%	.65%	.65%
Net investment income	.70% A	1.27%	4.08%	5.32%	4.30%	4.93%
Supplemental Data
Net assets, end of period (in millions)	$ 1,264	$ 1,373	$ 1,452	$ 1,250	$ 1,335	$ 1,261

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.002	.010	.039	.051	.040	.047
Distributions from net investment income	(.002)	(.010)	(.039)	(.051)	(.040)	(.047)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.22%	1.03%	3.93%	5.22%	4.12%	4.78%
Ratios to Average Net Assets D
Expenses before expense reductions	1.01% A	.98%	1.02%	1.00%	1.02%	1.01%
Expenses net of voluntary waivers, if any	.95% A	.95%	.95%	.94%	.90%	.90%
Expenses net of all reductions	.95% A	.95%	.95%	.94%	.90%	.90%
Net investment income	.45% A	1.04%	3.83%	5.12%	4.06%	4.67%
Supplemental Data
Net assets, end of period (in millions)	$ 947	$ 946	$ 1,159	$ 1,175	$ 950	$ 480

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Advisor B Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.005	.034	.046	.035	.042
Distributions from net investment income	(.001)	(.005)	(.034)	(.046)	(.035)	(.042)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.06%	.53%	3.42%	4.69%	3.61%	4.26%
Ratios to Average Net Assets E
Expenses before expense reductions	1.51% A	1.48%	1.51%	1.50%	1.51%	1.56%
Expenses net of voluntary waivers, if any	1.28% A	1.45%	1.45%	1.44%	1.40%	1.40%
Expenses net of all reductions	1.28% A	1.45%	1.45%	1.44%	1.40%	1.40%
Net investment income	.12% A	.52%	3.11%	4.56%	3.60%	4.16%
Supplemental Data
Net assets, end of period (in millions)	$ 285	$ 301	$ 238	$ 117	$ 157	$ 76

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Advisor C Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.005	.034	.046	.035	.041
Distributions from net investment income	(.001)	(.005)	(.034)	(.046)	(.035)	(.041)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.06%	.52%	3.42%	4.69%	3.61%	4.22%
Ratios to Average Net Assets F
Expenses before expense reductions	1.51% A	1.48%	1.51%	1.51%	1.53%	1.99%
Expenses net of voluntary waivers, if any	1.28% A	1.45%	1.45%	1.44%	1.40%	1.40%
Expenses net of all reductions	1.28% A	1.45%	1.45%	1.44%	1.40%	1.40%
Net investment income	.12% A	.50%	3.22%	4.62%	3.61%	4.24%
Supplemental Data
Net assets, end of period (in millions)	$ 134	$ 148	$ 107	$ 69	$ 62	$ 16

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E For the period November 3, 1997 (commencement of sale of shares) to October 31, 1998.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Fund

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 31.1%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Domestic Certificates Of Deposit - 1.1%
Bank of America NA
9/29/03	1.24%	$ 50,000,000	$ 50,000,000
First Tennessee Bank NA, Memphis
6/13/03	1.24 (b)	55,000,000	55,000,000
			105,000,000
London Branch, Eurodollar, Foreign Banks - 18.9%
Banco Bilbao Vizcaya Argentaria SA
7/17/03	1.27	25,000,000	25,000,267
Barclays Bank PLC
5/19/03	1.35	50,000,000	50,000,000
5/19/03	1.39	30,000,000	30,000,000
6/4/03	1.40	45,000,000	45,000,000
6/5/03	1.40	100,000,000	100,000,000
6/6/03	1.39	15,000,000	15,000,000
7/16/03	1.25	75,000,000	75,000,000
8/21/03	1.27	100,000,000	100,000,000
Credit Agricole Indosuez
5/12/03	1.35	60,000,000	60,000,000
Credit Lyonnais SA
7/16/03	1.26	75,000,000	75,000,789
Credit Suisse First Boston Bank
6/9/03	1.27	135,000,000	135,000,000
Danske Bank AS
7/1/03	1.21	25,000,000	25,000,833
Deutsche Bank AG
5/12/03	1.31	200,000,000	200,000,000
HBOS Treasury Services PLC
5/15/03	1.35	30,000,000	30,000,000
5/27/03	1.25	50,000,000	50,000,000
7/3/03	1.21	50,000,000	50,000,000
7/7/03	1.26	85,000,000	85,000,000
8/4/03	1.26	100,000,000	100,000,000
8/18/03	1.26	125,000,000	125,000,000
ING Bank NV
5/6/03	1.28	150,000,000	150,000,000
Landesbank Hessen-Thuringen
5/30/03	1.38	55,000,000	55,000,000
Norddeutsche Landesbank Girozentrale
5/12/03	1.37	40,000,000	40,000,061
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
London Branch, Eurodollar, Foreign Banks - continued
Northern Rock PLC
7/24/03	1.27%	$ 5,000,000	$ 5,000,000
Societe Generale
8/22/03	1.26	100,000,000	100,000,000
WestLB AG
9/29/03	1.25	100,000,000	100,000,000
			1,825,001,950
New York Branch, Yankee Dollar, Foreign Banks - 11.1%
BNP Paribas SA
5/1/03	1.29 (b)	65,000,000	64,994,379
6/20/03	1.35	50,000,000	50,000,000
8/11/03	1.35	15,000,000	15,000,000
Canadian Imperial Bank of Commerce
5/6/03	1.28	35,000,000	35,000,000
Credit Agricole Indosuez
5/1/03	1.29 (b)	45,000,000	44,987,540
5/1/03	1.32 (b)	45,000,000	44,995,795
5/6/03	1.26	25,000,000	25,000,000
5/6/03	1.27	200,000,000	200,000,000
7/15/03	1.25	30,000,000	30,000,000
Deutsche Bank AG
5/13/03	1.35	100,000,000	100,000,000
Lloyds TSB Bank PLC
6/13/03	1.34	10,000,000	10,000,000
Norddeutsche Landesbank Girozentrale
6/23/03	1.35	75,000,000	75,000,000
9/8/03	1.27	25,000,000	25,000,000
Royal Bank of Canada
5/1/03	1.29 (b)	70,000,000	69,992,909
Societe Generale
5/1/03	1.29 (b)	65,000,000	64,993,169
5/1/03	1.30 (b)	65,000,000	64,994,267
Svenska Handelsbanken AB
5/1/03	1.22 (b)	40,000,000	39,996,301
6/25/03	2.30	25,000,000	24,998,507
WestLB AG
8/26/03	1.28	85,000,000	85,000,000
			1,069,952,867
TOTAL CERTIFICATES OF DEPOSIT			2,999,954,817
Commercial Paper - 33.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Alliance & Leicester PLC
9/5/03	1.25%	$ 50,000,000	$ 49,781,278
10/27/03	1.26	100,000,000	99,378,472
Amsterdam Funding Corp.
6/30/03	1.26	50,000,000	49,895,833
Bear Stearns Companies, Inc.
5/20/03	1.28	30,000,000	29,979,733
CIT Group, Inc.
6/16/03	1.31	5,000,000	4,991,631
6/18/03	1.32	5,000,000	4,991,200
Citibank Credit Card Master Trust I (Dakota Certificate Program)
5/8/03	1.28	60,000,000	59,985,067
5/12/03	1.28	55,000,000	54,978,489
5/20/03	1.25	40,000,000	39,973,611
5/22/03	1.28	25,000,000	24,981,333
6/5/03	1.25	75,000,000	74,908,854
6/11/03	1.25	200,000,000	199,715,278
7/7/03	1.25	20,000,000	19,953,472
Citicorp
5/16/03	1.27	25,000,000	24,986,771
Corporate Receivables Corp.
5/19/03	1.25	50,000,000	49,968,750
6/5/03	1.25	30,000,000	29,963,542
CXC, Inc.
5/19/03	1.25	50,000,000	49,968,750
Edison Asset Securitization LLC
5/22/03	1.30	80,000,000	79,939,800
6/3/03	1.35	37,677,000	37,630,720
6/3/03	1.40	25,000,000	24,968,146
6/10/03	1.27	45,000,000	44,937,000
6/23/03	1.30	40,000,000	39,924,033
7/7/03	1.27	125,000,000	124,706,875
7/7/03	1.28	62,692,000	62,543,821
7/10/03	1.27	35,000,000	34,914,250
8/25/03	1.26	38,000,000	37,846,944
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Emerald (MBNA Credit Card Master Note Trust)
5/8/03	1.28%	$ 40,000,000	$ 39,990,044
Fairway Finance Corp.
6/16/03	1.20	10,000,000	9,984,667
GE Capital International Funding, Inc.
6/18/03	1.28	52,000,000	51,911,947
General Electric Capital Corp.
5/7/03	1.37	50,000,000	49,988,667
6/16/03	1.27	140,000,000	139,774,600
9/3/03	1.26	25,000,000	24,891,493
General Electric Capital Services, Inc.
5/6/03	1.37	15,000,000	14,997,167
10/16/03	1.27	100,000,000	99,412,000
General Electric Co.
9/22/03	1.26	50,000,000	49,750,000
Govco, Inc.
6/18/03	1.25	50,000,000	49,916,667
ING America Insurance Holdings, Inc.
6/3/03	1.27	10,000,000	9,988,404
Mont Blanc Capital Corp.
5/22/03	1.28	75,000,000	74,944,000
6/4/03	1.30	5,000,000	4,993,861
Morgan Stanley
5/1/03	1.46 (b)	240,000,000	239,999,998
5/14/03	1.28	10,000,000	9,995,414
Motown Notes Program
6/17/03	1.27	5,000,000	4,991,710
7/14/03	1.27	5,000,000	4,986,947
7/17/03	1.27	125,000,000	124,660,451
New Center Asset Trust
8/29/03	1.26	10,000,000	9,958,333
Newcastle (Discover Card Master Trust)
5/15/03	1.24	50,000,000	49,975,889
6/20/03	1.25	33,000,000	32,942,708
Paradigm Funding LLC
5/6/03	1.26	20,000,000	19,996,500
5/8/03	1.28	135,000,000	134,966,531
6/4/03	1.27	20,000,000	19,976,011
6/5/03	1.25	145,000,000	144,823,785
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Park Avenue Receivables Corp.
5/21/03	1.25%	$ 51,106,000	$ 51,070,510
Receivables Capital Corp.
6/12/03	1.25	38,184,000	38,128,315
Shell Finance (UK) PLC
6/11/03	1.67	30,000,000	29,943,625
Societe Generale NA
7/1/03	1.21	15,000,000	14,969,246
UBS Finance, Inc.
5/5/03	1.35	100,000,000	99,985,111
Westpac Capital Corp.
6/3/03	1.27	197,900,000	197,671,426
Windmill Funding Corp.
6/30/03	1.26	50,000,000	49,895,833
TOTAL COMMERCIAL PAPER			3,255,295,513
Federal Agencies - 8.3%

Fannie Mae - 3.0%
Agency Coupons - 1.0%
4/28/04	1.36	50,000,000	50,000,000
5/7/04	1.38	45,000,000	45,000,000
			95,000,000
Discount Notes - 2.0%
6/27/03	1.31	50,000,000	49,897,083
7/7/03	1.35	50,000,000	49,875,306
7/25/03	1.33	25,000,000	24,922,083
9/19/03	1.79	25,000,000	24,827,667
11/14/03	1.32	25,000,000	24,821,469
12/12/03	1.45	25,000,000	24,776,563
			199,120,171
			294,120,171
Federal Home Loan Bank - 3.4%
Agency Coupons - 3.4%
1/30/04	1.32	25,000,000	25,001,126
2/24/04	1.40	110,000,000	109,997,910
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Federal Home Loan Bank - continued
Agency Coupons - continued
3/5/04	1.41%	$ 65,000,000	$ 65,000,000
3/8/04	1.42	50,000,000	50,000,000
3/10/04	1.44	50,000,000	50,000,000
4/16/04	1.37	25,000,000	25,000,000
			324,999,036
Freddie Mac - 1.9%
Discount Notes - 1.9%
10/9/03	1.68	25,000,000	24,815,521
11/14/03	1.32	25,000,000	24,821,879
12/4/03	1.36	80,000,000	79,353,822
12/31/03	1.40	50,000,000	49,532,333
			178,523,555
TOTAL FEDERAL AGENCIES			797,642,762
Master Notes - 2.3%

Goldman Sachs Group, Inc.
5/1/03	1.52 (b)(c)	80,000,000	80,000,000
6/24/03	1.36 (c)	80,000,000	80,000,000
8/12/03	1.38 (c)	63,000,000	63,000,000
TOTAL MASTER NOTES			223,000,000
Medium-Term Notes - 10.0%

American Express Centurion Bank
5/14/03	1.30 (b)	45,000,000	45,004,296
5/23/03	1.30 (b)	50,000,000	50,000,481
Bank of New York NA
5/7/03	1.25 (b)	120,000,000	119,993,964
6/26/03	1.21 (b)	50,000,000	49,979,658
Bank of Scotland Treasury Services PLC
7/23/03	1.33 (b)	20,000,000	20,008,938
Bank One NA, Chicago
5/1/03	1.29 (b)	115,000,000	114,990,322
GE Life & Annuity Assurance Co.
5/1/03	1.41 (b)(c)	50,000,000	50,000,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
General Electric Capital Corp.
5/9/03	1.34% (b)	$ 70,000,000	$ 70,000,000
5/19/03	1.35 (b)	70,000,000	70,000,000
Harwood Street Funding I LLC
5/20/03	1.45 (a)(b)	30,000,000	30,000,000
Montauk Funding Corp.
5/15/03	1.27 (b)	60,000,000	60,000,000
National City Bank, Indiana
5/1/03	1.30 (b)	35,000,000	34,992,300
6/10/03	1.27 (b)	100,000,000	100,000,000
SLM Corp.
6/2/03	1.32 (a)(b)	50,000,000	50,000,000
Verizon Global Funding Corp.
6/17/03	1.35 (b)	55,000,000	55,002,498
Wachovia Bank NA
7/28/03	1.32 (b)	15,000,000	15,006,226
Wells Fargo & Co.
5/2/03	1.29 (b)	35,000,000	35,000,000
TOTAL MEDIUM-TERM NOTES			969,978,683
Short-Term Notes - 2.7%

Jackson National Life Insurance Co.
7/1/03	1.42 (b)(c)	25,000,000	25,000,000
Metropolitan Life Insurance Co.
5/1/03	1.50 (b)(c)	10,000,000	10,000,000
5/28/03	1.33 (b)	15,000,000	15,000,000
7/1/03	1.48 (b)(c)	35,000,000	35,000,000
Monumental Life Insurance Co.
5/1/03	1.45 (b)(c)	18,000,000	18,000,000
5/1/03	1.48 (b)(c)	20,000,000	20,000,000
New York Life Insurance Co.
7/1/03	1.42 (b)(c)	75,000,000	75,000,000
Pacific Life Insurance Co.
6/10/03	1.46 (b)(c)	15,000,000	15,000,000
Transamerica Occidental Life Insurance Co.
5/1/03	1.52 (b)(c)	40,000,000	40,000,000
Travelers Insurance Co.
5/15/03	1.45 (b)(c)	5,000,000	5,000,000
TOTAL SHORT-TERM NOTES			258,000,000
Repurchase Agreements - 14.4%
	Maturity Amount	Value (Note 1)
In a joint trading account (Collateralized by U.S. Government Obligations dated 4/30/03 due 5/1/03 At 1.35%)	$ 48,599,822	$ 48,598,000
With:
Abbey National Securities, Inc. At 1.44%, dated 4/30/03 due 5/1/03 (Collateralized by Commercial Paper Obligations with principal amounts of $104,177,583, 0%, 5/16/03 - 6/27/03)	102,004,080	102,000,000
Goldman Sachs & Co. At:
1.36%, dated 3/3/03 due 5/30/03 (Collateralized by Mortgage Loan Obligations with principal amounts of $142,597,993, 0% - 2.2%, 11/20/06 - 2/25/37)	135,448,800	135,000,000
1.37%, dated 3/3/03 due 5/30/03 (Collateralized by Corporate Obligations with principal amounts of $466,871,482, 0% - 14.5%, 11/15/03 - 11/15/37)	135,452,100	135,000,000
Lehman Brothers, Inc. At:
1.35%, dated 4/7/03 due 5/7/03 (Collateralized by Mortgage Loan Obligations with principal amounts of $130,488,823, 0% - 10.55%, 5/13/04 - 4/15/50)	110,123,750	110,000,000
1.4%, dated 4/21/03 due 5/7/03 (Collateralized by Corporate Obligations with principal amounts of $201,081,132, 0% - 11.625%, 6/15/03 - 8/15/23)	60,037,333	60,000,000
1.48%, dated 4/30/03 due 5/1/03 (Collateralized by Commercial Paper Obligations with principal amounts of $116,558,000, 0%, 5/1/03 - 10/15/03)	114,004,687	114,000,000
1.53%, dated 4/30/03 due 5/1/03 (Collateralized by Equity Securities valued at $210,066,338)	200,008,500	200,000,000
Salomon Smith Barney At:
1.44%, dated 4/30/03 due 5/1/03 (Collateralized by Commercial Paper Obligations with principal amounts of $290,027,987, 0% - 1.31%, 5/9/03 - 7/11/03)	284,011,321	284,000,000
1.51%, dated 4/30/03 due 5/1/03 (Collateralized by Corporate Obligations with principal amounts of $191,356,000, 0% - 9.625%, 9/15/03 - 5/1/37)	200,008,389	200,000,000
TOTAL REPURCHASE AGREEMENTS		1,388,598,000
TOTAL INVESTMENT PORTFOLIO - 102.6%		9,892,469,775
NET OTHER ASSETS - (2.6)%		(253,742,862)
NET ASSETS - 100%		$ 9,638,726,913
Total Cost for Income Tax Purposes $ 9,892,469,775
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $80,000,000 or 0.8% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
GE Life & Annuity Assurance Co. 1.41%, 5/1/03	3/31/03	$ 50,000,000
Goldman Sachs Group, Inc.: 1.36%, 6/24/03	2/24/03	$ 80,000,000
1.38%, 8/12/03	2/11/03	$ 63,000,000
1.52%, 5/1/03	3/19/03	$ 80,000,000
Jackson National Life Insurance Co. 1.42%, 7/1/03	3/31/03	$ 25,000,000
Metropolitan Life Insurance Co.: 1.48%, 7/1/03	3/26/02	$ 35,000,000
1.50%, 5/1/03	2/24/03	$ 10,000,000
Monumental Life Insurance Co.: 1.45%, 5/1/03	7/31/98 - 9/17/98	$ 18,000,000
1.48%, 5/1/03	3/12/99	$ 20,000,000
New York Life Insurance Co. 1.42%, 7/1/03	2/28/02	$ 75,000,000
Pacific Life Insurance Co 1.46%, 6/10/03	3/10/03	$ 15,000,000
Transamerica Occidental Life Insurance Co. 1.52%, 5/1/03	4/28/00	$ 40,000,000
Travelers Insurance Co. 1.45%, 5/15/03	5/15/02	$ 5,000,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $516,000,000 or 5.4% of net assets.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $5,360,200. The weighted average interest rate was 1.34%. Interest earned from the interfund lending program amounted to $995 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Income Tax Information
At October 31, 2002, the fund had a capital loss carryforward of approximately $65,000 all of which will expire on October 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $1,388,598,000) - See accompanying schedule		$ 9,892,469,775
Cash		61,737
Receivable for fund shares sold		115,768,658
Interest receivable		11,826,732
Other receivables		374,264
Total assets		10,020,501,166

Liabilities
Payable for investments purchased	$ 234,378,472
Payable for fund shares redeemed	139,990,723
Distributions payable	262,366
Accrued management fee	2,199,329
Distribution fees payable	3,053,108
Other payables and accrued expenses	1,890,255
Total liabilities		381,774,253

Net Assets		$ 9,638,726,913
Net Assets consist of:
Paid in capital		$ 9,638,421,055
Accumulated net realized gain (loss) on investments		305,858
Net Assets		$ 9,638,726,913
Daily Money Class: Net Asset Value, offering price and redemption price per share ($4,922,589,156 ÷ 4,922,545,827 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($4,716,137,757 ÷ 4,715,793,342 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Fund
Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2003 (Unaudited)

Investment Income
Interest		$ 73,288,033
Expenses
Management fee	$ 12,379,889
Transfer agent fees	9,892,213
Distribution fees	18,401,092
Accounting fees and expenses	398,499
Non-interested trustees' compensation	20,310
Appreciation in deferred trustee compensation account	960
Custodian fees and expenses	81,927
Registration fees	575,522
Audit	52,952
Legal	25,523
Total expenses before reductions	41,828,887
Expense reductions	(1,484,693)	40,344,194
Net investment income		32,943,839
Net Realized Gain (Loss) on investment securities		370,836
Net increase in net assets resulting from operations		$ 33,314,675

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 32,943,839	$ 132,071,337
Net realized gain (loss)	370,836	(64,978)
Net increase (decrease) in net assets resulting from operations	33,314,675	132,006,359
Distributions to shareholders from net investment income	(32,943,839)	(132,071,337)
Share transactions - net increase (decrease)	(311,846,523)	(840,565,541)
Total increase (decrease) in net assets	(311,475,687)	(840,630,519)

Net Assets
Beginning of period	9,950,202,600	10,790,833,119
End of period	$ 9,638,726,913	$ 9,950,202,600

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.014	.043	.056	.046	.050
Distributions from net investment income	(.004)	(.014)	(.043)	(.056)	(.046)	(.050)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.39%	1.39%	4.42%	5.79%	4.65%	5.15%
Ratios to Average Net Assets D
Expenses before expense reductions	.73% A	.72%	.74%	.76%	.77%	.76%
Expenses net of voluntary waivers, if any	.70% A	.70%	.70%	.69%	.65%	.65%
Expenses net of all reductions	.70% A	.70%	.70%	.69%	.65%	.65%
Net investment income	.79% A	1.38%	4.28%	5.64%	4.57%	5.03%
Supplemental Data
Net assets, end of period (in millions)	$ 4,923	$ 5,151	$ 5,455	$ 4,775	$ 4,336	$ 3,397

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.003	.011	.041	.054	.043	.048
Distributions from net investment income	(.003)	(.011)	(.041)	(.054)	(.043)	(.048)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.27%	1.14%	4.16%	5.53%	4.39%	4.89%
Ratios to Average Net Assets D
Expenses before expense reductions	.98% A	.97%	.99%	1.00%	1.01%	1.01%
Expenses net of voluntary waivers, if any	.95% A	.95%	.95%	.94%	.90%	.90%
Expenses net of all reductions	.95% A	.95%	.95%	.94%	.90%	.90%
Net investment income	.54% A	1.14%	4.00%	5.41%	4.30%	4.79%
Supplemental Data
Net assets, end of period (in millions)	$ 4,716	$ 4,799	$ 5,335	$ 3,892	$ 2,924	$ 2,256

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.0%
	Principal Amount	Value (Note 1)
Alabama - 1.1%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Putters 124, 1.46% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(c)	$ 10,000,000	$ 10,000,000
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.) Series 1997, 1.51%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	900,000	900,000
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 1.41%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	4,000,000	4,000,000
		14,900,000
Alaska - 1.2%
Alaska Hsg. Fin. Corp. Participating VRDN 1.46% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,100,000	1,100,000
Alaska Intl. Arpts. Revs. Participating VRDN Series PT 1397, 1.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,685,000	4,685,000
Matanuska-Susitna Borough Participating VRDN Series Merlots 01 A114, 1.46% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,170,000	3,170,000
Valdez Marine Term. Rev. Bonds:
(Atlantic Richfield Co. Proj.) Series 1994 B, 2%, tender 1/1/04 (a)	4,100,000	4,113,481
(Phillips Trans. Proj.) 3%, tender 5/1/04 (ConocoPhillips Guaranteed) (a)	3,100,000	3,100,000
		16,168,481
Arizona - 2.1%
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN Series PT 1773, 1.42% (Liquidity Facility WestLB AG) (a)(c)	1,900,000	1,900,000
Arizona State Univ. Revs. Participating VRDN Series ROC II R174, 1.44% (Liquidity Facility Citigroup Global Mkts Hldg, Inc.) (a)(c)	1,295,000	1,295,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2003 B, 1.1% 7/15/03, LOC Dexia Cr. Local de France, CP	1,700,000	1,700,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,200,000	1,200,000
Phoenix Gen. Oblig. Participating VRDN Series Putters 173, 1.46% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,995,000	4,995,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (La Cholla Apt. Proj.) Series 1996, 1.4%, LOC JPMorgan Chase Bank, VRDN (a)	4,100,000	4,100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series MS 00 208, 1.42% (Liquidity Facility Morgan Stanley) (a)(c)	$ 687,500	$ 687,500
Series PT 1512, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,000,000	1,000,000
Series ROC II R1003, 1.44% (Liquidity Facility Citigroup Global Mkts Hldg, Inc.) (a)(c)	4,035,000	4,035,000
Series SG 03 160, 1.42% (Liquidity Facility Societe Generale) (a)(c)	3,600,000	3,600,000
1.2% 5/2/03, CP	5,000,000	5,000,000
		29,512,500
California - 9.7%
California Dept. Wtr. Resources Pwr. Supply Rev.:
Participating VRDN Series PT 1753, 1.39% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	14,710,000	14,710,000
Series 2002 C4, 1.5%, LOC JPMorgan Chase Bank, LOC California Teachers Retirement Sys., VRDN (a)	2,100,000	2,100,000
California Gen. Oblig.:
Participating VRDN:
Series FRRI 02 F14B, 1.6% (a)(c)	15,100,000	15,100,000
Series FRRI 02 F15J, 1.32% (a)(c)	20,000,000	20,000,000
Variable Rate TRAN:
Series C, 1.32% 6/20/03 (a)	2,000,000	2,000,000
Series F, 1.32% 6/20/03 (a)	16,100,000	16,100,000
RAN:
Series A, 2.5% 6/20/03	8,300,000	8,310,100
Series E, 2.75% 6/20/03	22,600,000	22,617,490
Series 2003 B3, 1.35%, LOC Bank of New York NA, LOC BNP Paribas SA, VRDN (a)	2,200,000	2,200,000
1.2% 7/9/03 (Liquidity Facility WestLB AG) (Liquidity Facility BNP Paribas SA), CP	8,700,000	8,700,000
1.22% 7/9/03 (Liquidity Facility WestLB AG) (Liquidity Facility BNP Paribas SA), CP	1,800,000	1,800,000
1.23% 7/10/03 (Liquidity Facility WestLB AG) (Liquidity Facility BNP Paribas SA), CP	4,400,000	4,400,000
1.25% 7/10/03 (Liquidity Facility WestLB AG) (Liquidity Facility BNP Paribas SA), CP	1,800,000	1,800,000
1.3% 7/10/03 (Liquidity Facility WestLB AG) (Liquidity Facility BNP Paribas SA), CP	2,400,000	2,400,000
1.35% 7/16/03 (Liquidity Facility WestLB AG) (Liquidity Facility BNP Paribas SA), CP	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
California - continued
California Statewide Cmnty. Dev. Auth. Rev. (Kaiser Permanente Health Sys. Proj.) Series 2002 B, 1.55%, VRDN (a)	$ 2,200,000	$ 2,200,000
Los Angeles Reg'l. Arpt. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 1.6%, LOC Societe Generale, VRDN (a)	3,100,000	3,100,000
		132,537,590
Colorado - 0.8%
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 1.5%, LOC Bank One NA, Chicago, VRDN (a)	1,000,000	1,000,000
(Catholic Health Initiatives Proj.) Series 2000, 1.45% (Liquidity Facility Bank One NA), VRDN (a)	2,000,000	2,000,000
Colorado Springs Utils. Rev. Participating VRDN Series SGB 28, 1.44% (Liquidity Facility Societe Generale) (a)(c)	6,800,000	6,800,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation Bonds 1.62%, tender 8/7/03 (a)	1,300,000	1,300,000
		11,100,000
Connecticut - 0.2%
Connecticut Spl. Tax Oblig. Rev. (Trans. Infrastructure Proj.) Series 1, 1.55%, LOC Commerzbank AG, VRDN (a)	3,200,000	3,200,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 1.65%, VRDN (a)	1,900,000	1,900,000
District Of Columbia - 1.2%
District of Columbia Gen. Oblig. Participating VRDN:
Series MSTC 00 92, 1.45% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	8,250,000	8,250,000
Series Putters 152, 1.46% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,545,000	4,545,000
District of Columbia Rev. (American Assoc. Med. Colleges Proj.) 1.43% (AMBAC Insured), VRDN (a)	3,575,000	3,575,000
		16,370,000
Florida - 10.0%
Dade County Wtr. & Swr. Sys. Rev. Participating VRDN Series SG 74, 1.42% (Liquidity Facility Societe Generale) (a)(c)	1,210,000	1,210,000
Escambia County Poll. Cont. Rev. (Monsanto Co. Proj.) Series 1994, 1.4%, VRDN (a)	4,775,000	4,775,000
Florida Board of Ed. Participating VRDN Series MSTC 01 131, 1.45% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	6,955,000	6,955,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 0902, 1.44% (Liquidity Facility Citibank NA, New York) (a)(c)	$ 13,000,000	$ 13,000,000
Series EGL 01 0905, 1.44% (Liquidity Facility Citibank NA, New York) (a)(c)	10,200,000	10,200,000
Series MS 557, 1.42% (Liquidity Facility Morgan Stanley) (a)(c)	4,310,000	4,310,000
Series PT 1223, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,000,000	7,000,000
Series ROC II 136, 1.44% (Liquidity Facility Citigroup Global Mkts Hldg, Inc.) (a)(c)	6,765,000	6,765,000
Florida Board of Ed. Pub. Ed. Participating VRDN Series SGA 00 102, 1.45% (Liquidity Facility Societe Generale) (a)(c)	11,580,000	11,580,000
Florida Local Govt. Fin. Auth. Rev. Series A:
1.1% 8/12/03, LOC Wachovia Bank NA, CP	2,500,000	2,500,000
1.1% 9/11/03, LOC Wachovia Bank NA, CP	1,930,000	1,930,000
Jacksonville Elec. Auth. Rev. Series C1, 1.1% 7/15/03, CP	1,700,000	1,700,000
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R186, 1.44% (Liquidity Facility Citigroup Global Mkts Hldg, Inc.) (a)(c)	1,695,000	1,695,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 1.45%, VRDN (a)	4,300,000	4,300,000
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2000 B, 1.15% 5/1/03, CP	5,000,000	5,000,000
Orlando & Orange County Expressway Auth. Rev.:
Series 2003 C1, 1.35% (FSA Insured), VRDN (a)	3,500,000	3,500,000
Series 2003 C2, 1.35% (FSA Insured), VRDN (a)	1,600,000	1,600,000
Series 2003 C3, 1.35% (FSA Insured), VRDN (a)	1,800,000	1,800,000
Orlando Utils. Commission Wtr. & Elec. Rev. Series 1999 A, 1.15% 5/9/03, CP	5,100,000	5,100,000
Pasco County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Carlton Arms of Magnolia Valley Proj.) Series 1985, 1.525%, LOC Wachovia Bank NA, VRDN (a)	2,415,000	2,415,000
Saint Lucie County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 1.37%, VRDN (a)	37,300,000	37,300,000
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series PA 576, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,000,000	2,000,000
		136,635,000
Georgia - 1.5%
Atlanta Arpt. Rev. Participating VRDN Series PA 1122R, 1.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,500,000	2,500,000
Augusta Wtr. & Swr. Rev. Participating VRDN Series SGA 03 140, 1.43% (Liquidity Facility Societe Generale) (a)(c)	7,000,000	7,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Georgia - continued
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2000, 1.3%, tender 3/25/04 (a)	$ 1,300,000	$ 1,300,000
Fulton County Hsg. Auth. Rev. 1.45% (American Int'l. Group, Inc. Guaranteed), VRDN (a)	7,200,000	7,200,000
Georgia Muni. Elec. Auth. Series A, 1.2% 5/8/03, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG, CP	1,400,000	1,400,000
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Second Series 1995, 1.2%, tender 4/12/04 (a)	1,100,000	1,100,000
		20,500,000
Hawaii - 0.3%
Hawaii Gen. Oblig. Participating VRDN Series MS 01 594, 1.42% (Liquidity Facility Morgan Stanley) (a)(c)	2,395,000	2,395,000
Honolulu City & County Gen. Oblig. Bonds Series 2001 C, 1.3%, tender 12/4/03 (FGIC Insured) (a)	2,400,000	2,400,000
		4,795,000
Idaho - 0.1%
Caribou County Poll. Cont. Rev. (Pharmacia Corp. Proj.) Series 1990, 1.4%, VRDN (a)	1,500,000	1,500,000
Illinois - 7.5%
Chicago Board of Ed. Participating VRDN Series BA 96 BB, 1.46% (Liquidity Facility Bank of America NA) (a)(c)	3,400,000	3,400,000
Chicago Gas Supply Rev. Bonds (Peoples Gas Lt. & Coke Co. Proj.) Series 2002 B, 1.4% tender 6/26/03, CP mode	400,000	400,000
Chicago Gen. Oblig. Participating VRDN:
Series EGL 01 1303, 1.51% (Liquidity Facility Citibank NA, New York) (a)(c)	2,500,000	2,500,000
Series PT 1592, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,000,000	6,000,000
Chicago Rev. (HomeStart Prog.) Series 2000 A, 1.5%, LOC Northern Trust Co., Chicago, LOC Bank One NA, VRDN (a)	1,900,000	1,900,000
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 1.44% (Liquidity Facility Citibank NA, New York) (a)(c)	10,005,000	10,005,000
Chicago Tax Increment Rev. (Stockyards Southeast Quad Proj.) Series 1996 B, 1.45%, LOC Northern Trust Co., Chicago, VRDN (a)	2,300,000	2,300,000
Chicago Wtr. Rev. Participating VRDN Series Merlots 97 V, 1.46% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,285,000	1,285,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 1.44% (Liquidity Facility Citibank NA, New York) (a)(c)	$ 1,200,000	$ 1,200,000
Series PA 591, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,305,000	5,305,000
Illinois Dev. Fin. Auth. Rev. (AMR Pooled Fing. Prog.) Series 1999 E1, 1.45%, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,535,000	2,535,000
Illinois Edl. Facilities Auth. Revs. Bonds (MJH Ed. Assistance LLC I Proj.) Series 1998 A, 4.05%, tender 9/1/03 (AMBAC Insured) (a)	2,500,000	2,522,488
Illinois Gen. Oblig. Participating VRDN:
Series MS 98 143, 1.42% (Liquidity Facility Morgan Stanley) (a)(c)	1,500,000	1,500,000
Series ROC 00 10, 1.44% (Liquidity Facility Citigroup Global Mkts Hldg, Inc.) (a)(c)	400,000	400,000
Illinois Health Facilities Auth. Rev.:
Bonds Series MS 98 166, 1.65%, tender 8/7/03 (Liquidity Facility Morgan Stanley) (a)(c)(d)	2,700,000	2,700,000
(Little Co. of Mary Hosp. Proj.) Series 1997 B, 1.45% (MBIA Insured), VRDN (a)	18,995,000	18,995,000
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series EGL 01 1306, 1.44% (Liquidity Facility Citibank NA, New York) (a)(c)	1,600,000	1,600,000
Series Merlots 01 A86, 1.46% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,790,000	3,790,000
Series Merlots 01 A93, 1.46% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,685,000	3,685,000
Series Merlots 02 A24, 1.46% (Liquidity Facility Wachovia Bank NA) (a)(c)	4,995,000	4,995,000
Series SGB 10, 1.44% (Liquidity Facility Societe Generale) (a)(c)	7,745,000	7,745,000
Series SGB 19, 1.44% (Liquidity Facility Societe Generale) (a)(c)	1,000,000	1,000,000
Illinois Sales Tax Rev. Participating VRDN:
Series PT 1620, 1.42% (Liquidity Facility WestLB AG) (a)(c)	3,455,000	3,455,000
Series PT 1655, 1.42% (Liquidity Facility WestLB AG) (a)(c)	5,790,000	5,790,000
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 1.7%, LOC Lasalle Bank NA, VRDN (a)	3,375,000	3,375,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN Series PA 1058, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 1,350,000	$ 1,350,000
Winnebago County Rev. (The Mill Proj.) Series 1996, 1.5%, LOC Bank One NA, Chicago, VRDN (a)	3,300,000	3,300,000
		103,032,488
Indiana - 1.6%
Indianapolis Gas Util. Sys. Rev. 1.05% 6/12/03, CP	1,000,000	1,000,000
M.S.D. Warren Township Vision 2005 School Bldg. Corp. Participating VRDN Series Merlots 01 A52, 1.46% (Liquidity Facility Wachovia Bank NA) (a)(c)	6,600,000	6,600,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 1.5%, LOC Bank One NA, Chicago, VRDN (a)	7,200,000	7,200,000
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L3, 1.1% tender 7/10/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	2,400,000	2,400,000
Series 1985 L5, 1.2% tender 5/16/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,600,000	4,600,000
		21,800,000
Kansas - 0.2%
Overland Park Gen. Oblig. Participating VRDN Series SG 01 155, 1.42% (Liquidity Facility Societe Generale) (a)(c)	3,000,000	3,000,000
Kentucky - 2.2%
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.):
1.2% tender 6/6/03, LOC PNC Bank NA, Pittsburgh, CP mode	2,195,000	2,195,000
1.25% tender 6/6/03, LOC PNC Bank NA, Pittsburgh, CP mode	5,965,000	5,965,000
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1993 A, 1.3% tender 5/21/03, CP mode	4,500,000	4,500,000
Kentucky Asset/Liability Commission Gen. Fund Rev.:
Variable Rate TRAN Series 2002 B, 1.51% 6/26/03 (a)	2,600,000	2,600,000
TRAN Series A, 2.75% 6/26/03	7,600,000	7,612,517
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 1.55% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	1,450,000	1,450,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 1.2% tender 8/14/03, CP mode	5,500,000	5,500,000
		29,822,517
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Louisiana - 1.2%
Louisiana Gen. Oblig. Participating VRDN Series ROC II R128, 1.44% (Liquidity Facility Citigroup Global Mkts Hldg, Inc.) (a)(c)	$ 3,780,000	$ 3,780,000
Louisiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (Shreveport Stadium Proj.) Series 2000 A, 1.4% (MBIA Insured), VRDN (a)	4,945,000	4,945,000
West Baton Rouge Parish Indl. District #3 Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) 1.85% tender 5/14/03, CP mode	8,000,000	8,000,000
		16,725,000
Maine - 0.4%
Maine Gen. Oblig. TAN 2.25% 6/30/03	2,900,000	2,903,533
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series EGL 00 1901, 1.44% (Liquidity Facility Citibank NA, New York) (a)(c)	3,000,000	3,000,000
		5,903,533
Maryland - 0.2%
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.35% tender 5/14/03, CP mode	1,300,000	1,300,000
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.4% tender 5/1/03, CP mode	940,000	940,000
		2,240,000
Massachusetts - 2.0%
Chicopee Gen. Oblig. BAN 2.5% 11/20/03	5,100,000	5,129,896
Massachusetts Gen. Oblig. Series 2001 G, 1.2% 6/10/03 (Liquidity Facility BNP Paribas SA), CP	2,500,000	2,500,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds (Faulkner Hosp. Proj.) Series C, 6% 7/1/13 (Pre-Refunded to 7/1/03 @ 102) (b)	9,745,000	10,008,986
Participating VRDN Series SGA 65, 1.45% (Liquidity Facility Societe Generale) (a)(c)	9,660,000	9,660,000
		27,298,882
Michigan - 3.7%
Detroit City School District Participating VRDN Series PT 1581, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,495,000	6,495,000
Detroit Swr. Disp. Rev. Participating VRDN Series Merlots 01 A103, 1.46% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,200,000	1,200,000
Michigan Bldg. Auth. Rev. Participating VRDN Series EGL 01 2204, 1.44% (Liquidity Facility Citibank NA, New York) (a)(c)	17,235,000	17,235,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Muni. Bond Auth. Rev. RAN Series C2, 2.25% 8/22/03, LOC JPMorgan Chase Bank	$ 4,680,000	$ 4,691,415
Michigan Pub. Pwr. Agcy. Rev. Participating VRDN Series PA 1102, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,000,000	2,000,000
Michigan Strategic Fund Ltd. Oblig. Rev. Series 1999, 1.35%, LOC Standard Fed. Bank, VRDN (a)	15,000,000	15,000,000
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.):
Series 1988 A, 1.8%, VRDN (a)	2,900,000	2,900,000
2%, VRDN (a)	1,700,000	1,700,000
		51,221,415
Minnesota - 4.2%
Minneapolis & Saint Paul Metro. Arpts. Commission Arpt. Rev.:
Participating VRDN Series Merlots 00 ZZ, 1.46% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,840,000	1,840,000
1.1% 6/12/03, LOC WestLB AG, CP	3,000,000	3,000,000
Minneapolis Gen. Oblig. Participating VRDN Series PT 1464, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,790,000	6,790,000
Minnesota Gen. Oblig.:
Bonds Series ROC II 99 4, 1.6%, tender 9/18/03 (Liquidity Facility Citigroup Global Mkts Hldg, Inc.) (a)(c)(d)	10,000,000	10,000,000
Participating VRDN Series MS 01 719, 1.42% (Liquidity Facility Morgan Stanley) (a)(c)	3,100,000	3,100,000
Minnesota Pub. Facilities Auth. Drinking Wtr. Rev. Participating VRDN Series Putters 319, 1.42% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(c)	4,130,000	4,130,000
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 1.45%, LOC Fannie Mae, VRDN (a)	2,350,000	2,350,000
Rochester Health Care Facilities Rev. Bonds (Mayo Foundation/Mayo Med. Ctr. Proj.) Series 2001 C, 1.1% tender 7/24/03 (Liquidity Facility U.S. Bank NA, Cincinnati), CP mode	5,650,000	5,650,000
Rockford Independent School District #883 Bonds Series ROC II R30, 1.6%, tender 8/21/03 (Liquidity Facility Citigroup Global Mkts Hldg, Inc.) (a)(c)(d)	5,115,000	5,115,000
South Washington County Independent School District #833 Bonds Series ROC II R34, 1.6%, tender 8/21/03 (Liquidity Facility Citigroup Global Mkts Hldg, Inc.) (a)(c)(d)	7,080,000	7,080,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Minnesota - continued
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Participating VRDN Series Putters 339, 1.46% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 4,670,000	$ 4,670,000
Univ. of Minnesota Bonds 4.8% 8/15/03	3,400,000	3,434,606
		57,159,606
Mississippi - 0.1%
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Merlots 00 HH, 1.46% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,100,000	1,100,000
Missouri - 0.6%
Missouri Envir. Impt. & Energy Resource Auth. Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1992, 2.35%, VRDN (a)	1,400,000	1,400,000
Missouri Envir. Impt. & Energy Resource Auth. Poll. Cont. Rev. Series 1993 M, 1.55% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	2,825,000	2,825,000
Missouri Gen. Oblig. Participating VRDN Series MS 00 238, 1.42% (Liquidity Facility Morgan Stanley) (a)(c)	1,300,000	1,300,000
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 02 6026, 1.44% (Liquidity Facility Citibank NA, New York) (a)(c)	2,700,000	2,700,000
		8,225,000
Nebraska - 0.3%
Nebraska Pub. Pwr. District Rev. Bonds Series A, 3.5% 12/1/03	1,500,000	1,517,123
Omaha Gen. Oblig. Participating VRDN Series EGL 00 2701, 1.44% (Liquidity Facility Citibank NA, New York) (a)(c)	2,000,000	2,000,000
		3,517,123
Nevada - 0.2%
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 1.44% (Liquidity Facility Societe Generale) (a)(c)	2,500,000	2,500,000
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 1.2% tender 6/10/03, CP mode	3,500,000	3,500,000
New Hampshire Health & Edl. Facilities Auth. Rev. (Dartmouth College Issue Proj.) 1.3%, VRDN (a)	2,400,000	2,400,000
		5,900,000
New Jersey - 0.7%
New Jersey Gen. Oblig. TRAN 3% 6/12/03	10,285,000	10,303,232
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Mexico - 0.9%
Farmington Poll. Cont. Rev. (Arizona Pub. Svc. Co. Proj.) Series 1994 B, 1.4%, LOC Barclays Bank PLC, VRDN (a)	$ 4,600,000	$ 4,600,000
New Mexico Gen. Oblig. TRAN:
2.25% 6/30/03	5,500,000	5,509,459
3% 6/30/03	1,600,000	1,603,212
		11,712,671
New York - 3.2%
New York City Gen. Oblig. Series 1994 A7, 1.4%, LOC JPMorgan Chase Bank, VRDN (a)	5,750,000	5,750,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1, 1.1% 7/17/03, LOC Bank of Nova Scotia, LOC Toronto-Dominion Bank, CP	9,700,000	9,700,000
Series 4, 1.1% 7/17/03, LOC WestLB AG, CP	3,600,000	3,600,000
New York City Transitional Fin. Auth. Rev. BAN 2.5% 11/6/03	17,900,000	17,995,070
New York State Med. Care Facilities Fin. Agcy. Rev. Participating VRDN Series PT 411, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,325,000	2,325,000
New York State Thruway Auth. Gen. Rev. BAN 1.125% 3/25/04	4,100,000	4,100,830
		43,470,900
North Carolina - 0.6%
Univ. at Chapel Hill Rev. 1.15% 9/12/03, CP	2,700,000	2,700,000
Wake County Gen. Oblig. Bonds Series 2003 C, 1.75%, tender 4/1/04 (Liquidity Facility Lloyds TSB Bank PLC) (a)	5,000,000	5,029,997
		7,729,997
Ohio - 2.5%
Clinton County Hosp. Rev. (Ohio Hosp. Cap., Inc. Pooled Fing. Prog.) Series 2000 A, 1.45%, LOC Nat'l. City Bank, VRDN (a)	8,365,000	8,365,000
Fairfield County Gen. Oblig. BAN 2.5% 5/21/03	2,165,000	2,165,604
Franklin County Health Care Facilities Rev. (Nat'l. Church Residences Proj.) Series B, 1.46%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	6,660,000	6,660,000
Kent State Univ. Revs. Series 2001, 1.35% (MBIA Insured), VRDN (a)	8,345,000	8,345,000
Ohio Gen. Oblig. Participating VRDN Series Putters 02 306, 1.43% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(c)	3,300,000	3,300,000
Ohio Higher Edl. Facility Commission Rev. (Pooled Fing. Prog.):
Series 1996, 1.5%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	900,000	900,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev. (Pooled Fing. Prog.): - continued
Series 1997, 1.5%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	$ 3,900,000	$ 3,900,000
Perrysburg Gen. Oblig. BAN 2.25% 8/14/03	1,190,000	1,192,526
		34,828,130
Oklahoma - 0.3%
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 1.41% (AMBAC Insured), VRDN (a)	3,800,000	3,800,000
Oregon - 0.9%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN Series PT 1435, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,500,000	6,500,000
Umatilla County School District #8R Hermiston Participating VRDN Series Putters 259, 1.46% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,945,000	5,945,000
		12,445,000
Pennsylvania - 2.2%
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series EGL 95 3503, 1.44% (Liquidity Facility Citibank NA, New York) (a)(c)	1,500,000	1,500,000
North Pennsylvania Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 30, 1.43% (Liquidity Facility Societe Generale) (a)(c)	5,700,000	5,700,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds (Muhlenberg College Proj.) Series 1999 D5, 2.05%, tender 5/1/03, LOC PNC Bank NA, Pittsburgh (a)	2,500,000	2,500,000
(King's College Proj.) Series 2001 H6, 1.4%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,000,000	5,000,000
(Waynesburg College Proj.) Series 1997, 1.4%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,700,000	1,700,000
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Participating VRDN Series ROC II R1005, 1.44% (Liquidity Facility Citigroup Global Mkts Hldg, Inc.) (a)(c)	1,730,000	1,730,000
Scranton-Lackawanna Health & Welfare Auth. Rev. 1.4%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,650,000	6,650,000
Southeastern Pennsylvania Trans. Auth. Spl. Rev. Participating VRDN Series MS 00 506, 1.41% (Liquidity Facility Morgan Stanley) (a)(c)	5,062,500	5,062,500
		29,842,500
Municipal Securities - continued
	Principal Amount	Value (Note 1)
South Carolina - 1.5%
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin College Proj.) Series 1997, 1.56%, LOC Bank of America NA, VRDN (a)	$ 4,415,000	$ 4,415,000
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 1.4%, LOC Bank of America NA, VRDN (a)	6,450,000	6,450,000
South Carolina Pub. Svc. Auth. Rev.:
1.05% 7/17/03, CP	3,982,000	3,982,000
1.05% 8/18/03, CP	2,000,000	2,000,000
1.1% 5/1/03, CP	1,500,000	1,500,000
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.55% tender 5/1/03, CP mode	2,500,000	2,500,000
		20,847,000
South Dakota - 0.3%
Sioux Falls Sales Tax Rev. Bonds 5.45% 11/15/14 (AMBAC Insured) (Pre-Refunded to 11/15/03 @ 102) (b)	3,700,000	3,852,816
Tennessee - 1.2%
Dickson County Gen. Oblig. Participating VRDN Series PT 1491, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,385,000	2,385,000
Johnson City Health & Edl. Hosp. Rev. Participating VRDN Series LB 03 L8J, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	2,100,000	2,100,000
Memphis Gen. Oblig. 1.2% 6/13/03 (Liquidity Facility WestLB AG), CP	1,600,000	1,600,000
Metro. Govt. Nashville & Davidson County Health & Ed. Facilities Board Rev. Bonds (Ascension Health Cr. Group Proj.) Series B2, 1.25%, tender 1/5/04 (a)	4,200,000	4,200,000
Shelby County Gen. Oblig.:
Series 2000 X:
1.05% 6/9/03, CP	2,000,000	2,000,000
1.15% 6/17/03, CP	2,100,000	2,100,000
Series 2003 A, 1.1% 7/10/03, CP	2,000,000	2,000,000
		16,385,000
Texas - 20.7%
Austin Independent School District Variable Rate TRAN 1.044% 8/31/03 (a)	1,320,000	1,320,000
Austin Util. Sys. Rev. Series A:
1.1% 5/16/03, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,910,000	3,910,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Austin Util. Sys. Rev. Series A: - continued
1.15% 6/13/03, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	$ 1,000,000	$ 1,000,000
1.2% 6/13/03, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	10,490,000	10,490,000
Brazos River Hbr. Navigation District of Brazoria County Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Series 1991, 1.65% tender 5/15/03, CP mode	3,500,000	3,500,000
Brownsville Util. Sys. Rev. Series B, 1.35% (MBIA Insured), LOC State Street Bank & Trust Co., Boston, VRDN (a)	3,000,000	3,000,000
Dallas Independent School District Participating VRDN Series ROC II R131, 1.44% (Liquidity Facility Citigroup Global Mkts Hldg, Inc.) (a)(c)	5,745,000	5,745,000
Dallas Wtr. & Swr. Sys. Rev. Series B, 1.1% 6/10/03, CP	2,909,000	2,909,000
Denton Util. Sys. Rev. Participating VRDN Series SGA 32, 1.43% (Liquidity Facility Societe Generale) (a)(c)	1,000,000	1,000,000
Georgetown Independent School District Variable Rate TRAN 1.044% 8/31/03 (a)	8,000,000	8,000,000
Granbury Independent School District Participating VRDN Series SG 129, 1.42% (Liquidity Facility Societe Generale) (a)(c)	4,815,000	4,815,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston Music Hall-Hobby Ctr. Proj.) Series 1999, 1.4%, LOC JPMorgan Chase Bank, VRDN (a)	3,600,000	3,600,000
Harris County Gen. Oblig. Participating VRDN:
Series EGL 01 4305, 1.44% (Liquidity Facility Citibank NA, New York) (a)(c)	6,900,000	6,900,000
Series MSTC 01 126 Class A, 1.45% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	26,000,000	26,000,000
Houston Arpt. Sys. Rev. Participating VRDN:
Series EGL 00 4307, 1.44% (Liquidity Facility Citibank NA, New York) (a)(c)	9,000,000	9,000,000
Series SG 03 161, 1.44% (Liquidity Facility Societe Generale) (a)(c)	1,400,000	1,400,000
Houston Gen. Oblig. Series A, 1.1% 5/1/03, CP	5,000,000	5,000,000
Hunt Memorial Hosp. District Rev. Series 1998, 1.37% (FSA Insured), VRDN (a)	4,960,000	4,960,000
Lewisville Independent School District Participating VRDN Series SGA 134, 1.43% (Liquidity Facility Societe Generale) (a)(c)	1,290,000	1,290,000
Pearland Independent School District Participating VRDN Series SG 106, 1.42% (Liquidity Facility Societe Generale) (a)(c)	500,000	500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Plano Independent School District Participating VRDN Series SGA 128, 1.43% (Liquidity Facility Societe Generale) (a)(c)	$ 1,680,000	$ 1,680,000
Princeton Independent School District Participating VRDN Series SGB 02 41A, 1.44% (Liquidity Facility Societe Generale) (a)(c)	1,250,000	1,250,000
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 1.43% (Liquidity Facility Societe Generale) (a)(c)	3,500,000	3,500,000
San Antonio Arpt. Sys. Rev. Participating VRDN Series EGL 96 C4305, 1.44% (Liquidity Facility Citibank NA, New York) (a)(c)	8,805,000	8,805,000
San Antonio Elec. & Gas Rev.:
Bonds Series MS 00 469, 1.65%, tender 8/7/03 (Liquidity Facility Morgan Stanley) (a)(c)	9,995,000	9,995,000
Participating VRDN:
Series SG 101, 1.42% (Liquidity Facility Societe Generale) (a)(c)	2,700,000	2,700,000
Series SG 104, 1.42% (Liquidity Facility Societe Generale) (a)(c)	12,250,000	12,250,000
Series SG 105, 1.42% (Liquidity Facility Societe Generale) (a)(c)	11,700,000	11,700,000
Series A:
1.05% 7/17/03, CP	3,000,000	3,000,000
1.1% 5/5/03, CP	17,400,000	17,400,000
San Antonio Independent School District Bonds Series AAB 01 28, 1.21%, tender 9/10/03 (Liquidity Facility ABN-AMRO Bank NV) (a)(c)(d)	1,400,000	1,400,000
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 1.46% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,000,000	1,000,000
Socorro Independent School District Participating VRDN Series EGL 00 4306, 1.44% (Liquidity Facility Citibank NA, New York) (a)(c)	5,805,000	5,805,000
Splendora Higher Ed. Facilities Corp. Rev. (Fellowship Christian Academy Proj.) 1.4%, LOC Bank of America NA, VRDN (a)	3,400,000	3,400,000
Texas Gen. Oblig. TRAN 2.75% 8/29/03	49,800,000	50,030,727
Texas Pub. Fin. Auth. Series 2002 B, 1.2% 6/13/03 (Liquidity Facility Texas Gen. Oblig.), CP	5,000,000	5,000,000
Texas Pub. Fin. Auth. Bldg. Rev. 1.1% 5/1/03, CP	10,000,000	10,000,000
Texas Tech Univ. Revs. Series A2, 1.1% 5/8/03, CP	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Texas Wtr. Dev. Board Rev. 1.4% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	$ 18,000,000	$ 18,000,000
Tyler Wtrwks. & Swr. Rev. Participating VRDN Series SGA 112, 1.45% (Liquidity Facility Societe Generale) (a)(c)	10,000,000	10,000,000
		284,254,727
Utah - 0.9%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN:
Series EGL 96 C4402 Class A, 1.44% (Liquidity Facility Citibank NA, New York) (a)(c)	4,000,000	4,000,000
Series MS 00 409, 1.42% (Liquidity Facility Morgan Stanley) (a)(c)	1,535,000	1,535,000
Provo City Hsg. Rev. (Branbury Park, Inc. Proj.) Series 1987 A, 1.4%, LOC Bank One NA, Chicago, VRDN (a)	3,830,000	3,830,000
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Participating VRDN Series PT 1813, 1.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,490,000	2,490,000
		11,855,000
Virginia - 2.5%
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. (Winchester Med. Ctr. Proj.) Series 2000, 1.45% (FSA Insured), VRDN (a)	7,325,000	7,325,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Louisville Gas & Elec. Co. Proj.) Series 1984, 1.45% tender 6/25/03, CP mode	1,000,000	1,000,000
(Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
1.35% tender 5/21/03, CP mode	1,000,000	1,000,000
1.35% tender 5/23/03, CP mode	4,000,000	4,000,000
1.4% tender 6/13/03, CP mode	4,000,000	4,000,000
Series 1987, 1.35% tender 7/16/03, CP mode	500,000	500,000
Richmond Gen. Oblig. RAN 2.5% 6/24/03	10,000,000	10,013,236
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 1.42% (Liquidity Facility Morgan Stanley) (a)(c)	2,300,000	2,300,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Bonds:
Series B2, 1.1%, tender 7/9/03 (a)	1,300,000	1,300,000
Series B3, 1.08%, tender 8/20/03 (a)	1,100,000	1,100,000
Series B4, 1.08%, tender 10/1/03 (a)	1,300,000	1,300,000
		33,838,236
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Washington - 4.9%
Central Puget Sound Reg'l. Trans. Auth. Sales Tax & Motor Vehicle Excise Tax Rev. Participating VRDN Series MSTC 00 101, 1.45% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	$ 9,795,000	$ 9,795,000
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 734, 1.42% (Liquidity Facility Svenska Handelsbanken AB) (a)(c)	7,000,000	7,000,000
Series ROC II R152, 1.44% (Liquidity Facility Citigroup Global Mkts Hldg, Inc.) (a)(c)	2,230,000	2,230,000
King County Gen. Oblig. Participating VRDN Series ROC II R1028, 1.44% (Liquidity Facility Citigroup Global Mkts Hldg, Inc.) (a)(c)	5,360,000	5,360,000
King County Swr. Rev. Participating VRDN Series MS 01 554, 1.42% (Liquidity Facility Morgan Stanley) (a)(c)	5,000,000	5,000,000
Seattle Muni. Lt. & Pwr. Rev. RAN 2.5% 11/21/03	1,000,000	1,005,505
Snohomish County Pub. Util. District #1 Elec. Rev. Bonds 2% 12/1/03	1,100,000	1,105,870
Washington Gen. Oblig. Participating VRDN:
Series SG 37, 1.42% (Liquidity Facility Societe Generale) (a)(c)	5,500,000	5,500,000
Series SGA 35, 1.43% (Liquidity Facility Societe Generale) (a)(c)	1,000,000	1,000,000
Series SGA 36, 1.43% (Liquidity Facility Societe Generale) (a)(c)	2,260,000	2,260,000
Series SGB 09, 1.44% (Liquidity Facility Societe Generale) (a)(c)	900,000	900,000
Series SGB 11, 1.44% (Liquidity Facility Societe Generale) (a)(c)	4,595,000	4,595,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series FRRI 02 L45J, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	3,000,000	3,000,000
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 1.4%, LOC Bank of America NA, VRDN (a)	2,830,000	2,830,000
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
Bonds:
Series A, 5.8% 7/1/03 (AMBAC Insured) (Escrowed to Maturity) (b)	6,350,000	6,394,831
Series B, 5.5% 7/1/03 (Bonneville Pwr. Admin Guaranteed)	4,000,000	4,026,389
Participating VRDN Series PT 1671, 1.45% (Liquidity Facility WestLB AG) (a)(c)	5,825,000	5,825,000
		67,827,595
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Wisconsin - 1.4%
Oak Creek Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 1986, 1.65%, VRDN (a)	$ 7,600,000	$ 7,600,000
Wisconsin Health & Edl. Facilities Auth. Rev. (Prohealth, Inc. Proj.) Series 2001 B, 1.4% (AMBAC Insured), VRDN (a)	10,000,000	10,000,000
Wisconsin Trans. Rev. Series 1997 A, 1.1% 10/9/03, CP	2,000,000	2,000,000
		19,600,000
Wyoming - 0.2%
Wyoming Cmnty. Dev. Auth. Participating VRDN Series Merlots 00 KK, 1.46% (Liquidity Facility Wachovia Bank NA) (a)(c)	700,000	700,000
Wyoming Ed. Fund TRAN 2.5% 6/27/03	1,600,000	1,601,820
		2,301,820
TOTAL INVESTMENT PORTFOLIO - 98.0%		1,343,458,759
NET OTHER ASSETS - 2.0%		28,091,574
NET ASSETS - 100%		$ 1,371,550,333
Total Cost for Income Tax Purposes $ 1,343,458,759
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Security collateralized by an amount sufficient to pay interest and principal.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Illinois Health Facilities Auth. Rev. Bonds Series MS 98 166, 1.65%, tender 8/7/03 (Liquidity Facility Morgan Stanley)	6/5/02	$ 2,700,000
Minnesota Gen. Oblig. Bonds Series ROC II 99 4, 1.6%, tender 9/18/03 (Liquidity Facility Citigroup Global Mkts Hldg, Inc.)	2/25/99 - 3/19/02	$ 10,000,000
Rockford Independent School District #883 Bonds Series ROC II R30, 1.6%, tender 8/21/03 (Liquidity Facility Citigroup Global Mkts Hldg, Inc.)	9/12/00 - 9/20/00	$ 5,115,000
San Antonio Independent School District Bonds Series AAB 01 28, 1.21%, tender 9/10/03 (Liquidity Facility ABN-AMRO Bank NV)	8/29/01	$ 1,400,000
South Washington County Independent School District #833 Bonds Series ROC II R34, 1.6%, tender 8/21/03 (Liquidity Facility Citigroup Global Mkts Hldg, Inc.)	11/7/00 - 3/19/02	$ 7,080,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,295,000 or 1.9% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2003 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 1,343,458,759
Receivable for investments sold		30,600,266
Receivable for fund shares sold		10,336,083
Interest receivable		5,908,247
Receivable from investment adviser for expense reductions		59,927
Other receivables		42,518
Total assets		1,390,405,800

Liabilities
Payable to custodian bank	$ 789,230
Payable for investments purchased	2,500,000
Payable for fund shares redeemed	14,698,795
Distributions payable	28,993
Accrued management fee	294,147
Distribution fees payable	273,523
Other payables and accrued expenses	270,779
Total liabilities		18,855,467

Net Assets		$ 1,371,550,333
Net Assets consist of:
Paid in capital		$ 1,370,980,658
Accumulated net realized gain (loss) on investments		569,675
Net Assets		$ 1,371,550,333
Daily Money Class: Net Asset Value, offering price and redemption price per share ($556,622,323 ÷ 556,339,335 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($361,115,895 ÷ 360,858,988 shares)		$ 1.00

Fidelity Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($453,812,115 ÷ 453,624,147 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund
Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2003 (Unaudited)

Investment Income
Interest		$ 8,751,366
Expenses
Management fee	$ 1,649,044
Transfer agent fees	1,342,507
Distribution fees	1,684,279
Accounting fees and expenses	91,453
Non-interested trustees' compensation	2,656
Custodian fees and expenses	12,409
Registration fees	162,404
Audit	21,609
Legal	3,139
Total expenses before reductions	4,969,500
Expense reductions	(476,877)	4,492,623
Net investment income		4,258,743
Net Realized Gain (Loss) on investment securities		569,675
Net increase in net assets resulting from operations		$ 4,828,418

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 4,258,743	$ 10,091,407
Net realized gain (loss)	569,675	276,216
Net increase (decrease) in net assets resulting from operations	4,828,418	10,367,623
Distributions to shareholders from net investment income	(4,258,743)	(10,091,407)
Share transactions - net increase (decrease)	172,976,607	246,501,791
Total increase (decrease) in net assets	173,546,282	246,778,007

Net Assets
Beginning of period	1,198,004,051	951,226,044
End of period	$ 1,371,550,333	$ 1,198,004,051

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.003	.010	.026	.034	.026	.030
Distributions from net investment income	(.003)	(.010)	(.026)	(.034)	(.026)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.33%	.98%	2.66%	3.47%	2.65%	3.03%
Ratios to Average Net Assets D
Expenses before expense reductions	.75% A	.73%	.77%	.77%	.79%	.79%
Expenses net of voluntary waivers, if any	.70% A	.70%	.70%	.69%	.65%	.65%
Expenses net of all reductions	.68% A	.66%	.67%	.69%	.65%	.65%
Net investment income	.66% A	.98%	2.59%	3.41%	2.61%	2.99%
Supplemental Data
Net assets, end of period (in millions)	$ 557	$ 576	$ 575	$ 467	$ 503	$ 519

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.002	.007	.024	.032	.024	.027
Distributions from net investment income	(.002)	(.007)	(.024)	(.032)	(.024)	(.027)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.21%	.72%	2.40%	3.21%	2.40%	2.78%
Ratios to Average Net Assets D
Expenses before expense reductions	1.00% A	.98%	1.02%	1.02%	1.04%	1.04%
Expenses net of voluntary waivers, if any	.95% A	.95%	.95%	.94%	.90%	.90%
Expenses net of all reductions	.93% A	.91%	.92%	.94%	.90%	.90%
Net investment income	.41% A	.72%	2.33%	3.16%	2.37%	2.73%
Supplemental Data
Net assets, end of period (in millions)	$ 361	$ 367	$ 298	$ 221	$ 170	$ 186

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Tax-Free Money Market Fund

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.012	.008
Distributions from net investment income	(.005)	(.012)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.46%	1.21%	.79%
Ratios to Average Net Assets E
Expenses before expense reductions	.51% A	.49%	.53% A
Expenses net of voluntary waivers, if any	.45% A	.45%	.45% A
Expenses net of all reductions	.43% A	.41%	.42% A
Net investment income	.90% A	1.17%	2.05% A
Supplemental Data
Net assets, end of period (in millions)	$ 454	$ 254	$ 78

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period June 19, 2001 (commencement of sale of shares) to October 31, 2001.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Treasury Fund (Treasury), Prime Fund (Prime) and Tax-Exempt Fund (Tax-Exempt) (collectively referred to as "the funds") are funds of Newbury Street Trust (the trust) and are authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Treasury offers four classes of shares, Daily Money Class, Capital Reserves Class, Advisor B Class and Advisor C Class. Prime offers two classes of shares, Daily Money Class and Capital Reserves Class. Tax-Exempt offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Advisor B Class shares will automatically convert to Daily Money Class shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

are treated as though equivalent dollar amounts had been invested in shares of each applicable fund or are invested in a cross-section of other Fidelity money market funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations, corporate obligations and mortgage loan obligations which may be below investment-grade quality, and equity securities. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

Semiannual Report

3. Joint Trading Account.

At the end of the period, certain funds had 20% or more of their total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated April 30, 2003, due May 1, 2003	1.27%
Number of dealers or banks	5
Maximum amount with one dealer or bank	30.4%
Aggregate principal amount of agreements	$952,969,000
Aggregate maturity amount of agreements	$953,002,630
Aggregate market value of transferred assets	$972,949,168
Coupon rates of transferred assets	2.0% to 11.25%
Maturity dates of transferred assets	6/30/03 to 8/15/29
Dated April 30, 2003, due May 1, 2003	1.29%
Number of dealers or banks	9
Maximum amount with one dealer or bank	33.2%
Aggregate principal amount of agreements	$6,031,000,000
Aggregate maturity amount of agreements	$6,031,215,558
Aggregate market value of transferred assets	$6,172,735,359
Coupon rates of transferred assets	0% to 14%
Maturity dates of transferred assets	5/01/03 to 4/15/32

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee. Each fund's management fee is equal to the following annual rate of average net assets:

Treasury	.25%	|
Prime	.25%
Tax-Exempt	.25%

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which are based on an annual percentage of each class' average net assets. In addition FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Treasury Daily Money	.00%	.25%	$ 1,683,998	$ 22,516
Capital Reserves	.25%	.25%	2,306,149	10,685
Advisor B	.75%	.25%	1,466,850	1,103,438
Advisor C	.75%	.25%	707,519	100,037
			$ 6,164,516	$ 1,236,676
Prime Daily Money	.00%	.25%	$ 6,358,680	$ 118,499
Capital Reserves	.25%	.25%	12,042,412	-
			$ 18,401,092	$ 118,499
Tax-Exempt Daily Money	.00%	.25%	$ 739,487	$ 26,242
Capital Reserves	.25%	.25%	944,792	-
			$ 1,684,279	$ 26,242

Sales Load. FDC receives the proceeds of contingent deferred sales charges levied on Treasury - Advisor B and Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Treasury - Advisor B and 1% for Treasury - Advisor C. In addition, FDC receives deferred sales charges of .25% on certain purchases of the Daily Money Class.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Treasury
Advisor B Class	$ 1,123,446
Advisor C Class	41,198
Prime
Daily Money Class*	4,964
Tax-Exempt
Daily Money Class*	14

* When shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Treasury and Prime. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for Tax-Exempt. Citibank has entered into a sub-contract with FIIOC to perform the activities associated with Tax-Exempt's transfer and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.

	Amount	% of Average Net Assets*
Treasury - Daily Money Class	$ 1,372,768.21
Treasury - Capital Reserves Class	949,391.21
Treasury - Advisor B Class	298,357.21
Treasury - Advisor C Class	144,947.21
	$ 2,765,463
Prime - Daily Money Class	$ 5,096,575.20
Prime - Capital Reserves Class	4,795,638.20
	$ 9,892,213
Tax-Exempt - Daily Money Class	$ 593,553.20
Tax-Exempt - Capital Reserves Class	380,819.20
Tax-Exempt - Fidelity Tax-Free Money Market Fund	368,135.21
	$ 1,342,507

* Annualized

Accounting Fees. Citibank has entered into a subcontract with Fidelity Service Company Inc. (FSC), an affiliate of FMR, under which FSC maintains the accounting records for Tax-Exempt. FSC also maintains the accounting records for Treasury and Prime. The fee is based on the level of average net assets for the month, plus out-of-pocket expenses.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Money Market Insurance Termination. From January 1, 1999 through December 31, 2001, FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, provided participating funds with limited coverage for certain loss events. Effective January 1, 2002, the insurance coverage was suspended due to significant increases in the cost of reinsurance. Because of the continued high cost of reinsurance, in November 2002, the Board of Trustees approved the termination of FIDFUNDS. As a result, the participating funds are entitled to receive their pro rata share of FIDFUNDS retained earnings. The payment is accounted for as a realized gain in the Statement of Operations.

5. Expense Reductions.

FMR agreed to reimburse the classes of the funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Treasury
Daily Money Class	.70%	$ 376,992
Capital Reserves Class	.95%	274,824
Advisor B Class	1.45%	91,567
Advisor C Class	1.45%	44,919
Prime
Daily Money Class	.70%	$ 757,792
Capital Reserves Class	.95%	726,901
Tax-Exempt
Daily Money Class	.70%	$ 151,946
Capital Reserves Class	.95%	104,120
Fidelity Tax-Free Money Market Fund	.45%	99,979

In addition, through arrangements with each applicable fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Tax-Exempt	$ 12,409		$ 74,364
Daily Money Class		$ 15,285
Capital Reserves Class		9,753
Fidelity Tax-Free Money Market Fund		9,021

Semiannual Report

5. Expense Reductions - continued

FDC voluntarily agreed to waive certain classes distribution fee during the period. The amount of the waiver for each class is as follows:

Treasury
Advisor B Class	$ 251,332
Advisor C Class	118,764

6. Other Information.

At the end of the period, certain unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

	Number of Unaffiliated Shareholders	Unaffiliated Shareholders
Treasury	1	14.1%
Prime	1	10.5%

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2003	Year ended October 31, 2002
From net investment income
Treasury - Daily Money Class	$ 4,660,100	$ 17,591,950
Treasury - Capital Reserves Class	2,047,775	10,712,494
Treasury - Advisor B Class	174,019	1,236,868
Treasury - Advisor C Class	81,320	631,055
Total	$ 6,963,214	$ 30,172,367
Prime - Daily Money Class	$ 19,985,105	$ 73,702,881
Prime - Capital Reserves Class	12,958,734	58,368,456
Total	$ 32,943,839	$ 132,071,337
Tax-Exempt - Daily Money Class	$ 1,930,045	$ 5,709,607
Tax-Exempt - Capital Reserves Class	764,499	2,586,863
Tax-Exempt - Fidelity Tax-Free Money Market Fund	1,564,199	1,794,937
Total	$ 4,258,743	$ 10,091,407

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended April 30, 2003	Year ended October 31, 2002
Treasury - Daily Money Class Shares sold	1,696,134,056	4,067,687,445
Reinvestment of distributions	4,343,207	16,224,550
Shares redeemed	(1,809,032,940)	(4,162,463,643)
Net increase (decrease)	(108,555,677)	(78,551,648)
Treasury - Capital Reserves Class Shares sold	1,782,651,416	3,790,334,594
Reinvestment of distributions	1,044,457	4,719,712
Shares redeemed	(1,783,054,783)	(4,007,774,984)
Net increase (decrease)	641,090	(212,720,678)
Treasury - Advisor B Class Shares sold	92,326,263	313,925,026
Reinvestment of distributions	156,248	1,107,943
Shares redeemed	(107,931,408)	(252,870,525)
Net increase (decrease)	(15,448,897)	62,162,444
Treasury - Advisor C Class Shares sold	82,408,043	287,998,227
Reinvestment of distributions	78,046	580,141
Shares redeemed	(96,717,830)	(247,343,410)
Net increase (decrease)	(14,231,741)	41,234,958
Prime - Daily Money Class Shares sold	6,648,099,063	16,460,724,514
Reinvestment of distributions	19,128,646	70,895,648
Shares redeemed	(6,895,548,904)	(16,836,122,699)
Net increase (decrease)	(228,321,195)	(304,502,537)
Prime - Capital Reserves Class Shares sold	9,237,504,852	22,027,500,000
Reinvestment of distributions	12,281,028	54,247,585
Shares redeemed	(9,333,311,208)	(22,617,810,589)
Net increase (decrease)	(83,525,328)	(536,063,004)

Semiannual Report

8. Share Transactions - continued

	Six months ended April 30, 2003	Year ended October 31, 2002
Tax-Exempt - Daily Money Class Shares sold	909,237,291	1,765,921,468
Reinvestment of distributions	1,810,384	5,279,156
Shares redeemed	(931,017,919)	(1,770,186,674)
Net increase (decrease)	(19,970,244)	1,013,950
Tax-Exempt - Capital Reserves Class Shares sold	706,458,107	1,331,555,505
Reinvestment of distributions	702,265	2,221,584
Shares redeemed	(713,611,192)	(1,264,163,734)
Net increase (decrease)	(6,450,820)	69,613,355
Tax-Exempt - Fidelity Tax-Free Money Market Fund Shares sold	778,219,173	755,607,488
Reinvestment of distributions	1,569,261	1,772,305
Shares redeemed	(580,390,763)	(581,505,307)
Net increase (decrease)	199,397,671	175,874,486

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Adviser

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA (Prime Fund &
Treasury Fund)

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

Custodian

The Bank of New York

New York, NY (Prime Fund &
Treasury Fund)

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

DMFI-SANN-0603 346640
1.703547.105

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity

Tax-Free Money Market

Fund

A Class of Fidelity®
Cash Management Funds:
Tax-Exempt Fund

Semiannual Report

April 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 4/30/03	% of fund's investments 10/31/02	% of fund's investments 4/30/02
0 - 30	72.2	73.6	65.9
31 - 90	14.8	11.0	11.5
91 - 180	8.8	6.0	11.5
181 - 397	4.2	9.4	11.1
Weighted Average Maturity
	4/30/03	10/31/02	4/30/02
Tax-Exempt Fund	33 Days	43 Days	53 Days
All Tax-Free Money Market Funds Average *	32 Days	44 Days	34 Days
Asset Allocation (% of fund's net assets)
As of April 30, 2003	As of October 31, 2002
Variable Rate Demand Notes (VRDNs) 61.9%	Variable Rate Demand Notes (VRDNs) 62.9%
Commercial Paper (including CP Mode) 15.4%	Commercial Paper (including CP Mode) 9.8%
Tender Notes and Bonds 5.0%	Tender Notes and Bonds 10.2%
Municipal Notes 13.4%	Municipal Notes 15.0%
Municipal Bonds 2.3%	Municipal Bonds 2.5%
Net Other Assets 2.0%	Net Other Assets** (0.4)%

** Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Investments April 30, 2003 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.0%
	Principal Amount	Value (Note 1)
Alabama - 1.1%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Putters 124, 1.46% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(c)	$ 10,000,000	$ 10,000,000
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.) Series 1997, 1.51%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	900,000	900,000
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 1.41%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	4,000,000	4,000,000
		14,900,000
Alaska - 1.2%
Alaska Hsg. Fin. Corp. Participating VRDN 1.46% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,100,000	1,100,000
Alaska Intl. Arpts. Revs. Participating VRDN Series PT 1397, 1.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,685,000	4,685,000
Matanuska-Susitna Borough Participating VRDN Series Merlots 01 A114, 1.46% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,170,000	3,170,000
Valdez Marine Term. Rev. Bonds:
(Atlantic Richfield Co. Proj.) Series 1994 B, 2%, tender 1/1/04 (a)	4,100,000	4,113,481
(Phillips Trans. Proj.) 3%, tender 5/1/04 (ConocoPhillips Guaranteed) (a)	3,100,000	3,100,000
		16,168,481
Arizona - 2.1%
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN Series PT 1773, 1.42% (Liquidity Facility WestLB AG) (a)(c)	1,900,000	1,900,000
Arizona State Univ. Revs. Participating VRDN Series ROC II R174, 1.44% (Liquidity Facility Citigroup Global Mkts Hldg, Inc.) (a)(c)	1,295,000	1,295,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2003 B, 1.1% 7/15/03, LOC Dexia Cr. Local de France, CP	1,700,000	1,700,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,200,000	1,200,000
Phoenix Gen. Oblig. Participating VRDN Series Putters 173, 1.46% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,995,000	4,995,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (La Cholla Apt. Proj.) Series 1996, 1.4%, LOC JPMorgan Chase Bank, VRDN (a)	4,100,000	4,100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series MS 00 208, 1.42% (Liquidity Facility Morgan Stanley) (a)(c)	$ 687,500	$ 687,500
Series PT 1512, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,000,000	1,000,000
Series ROC II R1003, 1.44% (Liquidity Facility Citigroup Global Mkts Hldg, Inc.) (a)(c)	4,035,000	4,035,000
Series SG 03 160, 1.42% (Liquidity Facility Societe Generale) (a)(c)	3,600,000	3,600,000
1.2% 5/2/03, CP	5,000,000	5,000,000
		29,512,500
California - 9.7%
California Dept. Wtr. Resources Pwr. Supply Rev.:
Participating VRDN Series PT 1753, 1.39% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	14,710,000	14,710,000
Series 2002 C4, 1.5%, LOC JPMorgan Chase Bank, LOC California Teachers Retirement Sys., VRDN (a)	2,100,000	2,100,000
California Gen. Oblig.:
Participating VRDN:
Series FRRI 02 F14B, 1.6% (a)(c)	15,100,000	15,100,000
Series FRRI 02 F15J, 1.32% (a)(c)	20,000,000	20,000,000
Variable Rate TRAN:
Series C, 1.32% 6/20/03 (a)	2,000,000	2,000,000
Series F, 1.32% 6/20/03 (a)	16,100,000	16,100,000
RAN:
Series A, 2.5% 6/20/03	8,300,000	8,310,100
Series E, 2.75% 6/20/03	22,600,000	22,617,490
Series 2003 B3, 1.35%, LOC Bank of New York NA, LOC BNP Paribas SA, VRDN (a)	2,200,000	2,200,000
1.2% 7/9/03 (Liquidity Facility WestLB AG) (Liquidity Facility BNP Paribas SA), CP	8,700,000	8,700,000
1.22% 7/9/03 (Liquidity Facility WestLB AG) (Liquidity Facility BNP Paribas SA), CP	1,800,000	1,800,000
1.23% 7/10/03 (Liquidity Facility WestLB AG) (Liquidity Facility BNP Paribas SA), CP	4,400,000	4,400,000
1.25% 7/10/03 (Liquidity Facility WestLB AG) (Liquidity Facility BNP Paribas SA), CP	1,800,000	1,800,000
1.3% 7/10/03 (Liquidity Facility WestLB AG) (Liquidity Facility BNP Paribas SA), CP	2,400,000	2,400,000
1.35% 7/16/03 (Liquidity Facility WestLB AG) (Liquidity Facility BNP Paribas SA), CP	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
California - continued
California Statewide Cmnty. Dev. Auth. Rev. (Kaiser Permanente Health Sys. Proj.) Series 2002 B, 1.55%, VRDN (a)	$ 2,200,000	$ 2,200,000
Los Angeles Reg'l. Arpt. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 1.6%, LOC Societe Generale, VRDN (a)	3,100,000	3,100,000
		132,537,590
Colorado - 0.8%
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 1.5%, LOC Bank One NA, Chicago, VRDN (a)	1,000,000	1,000,000
(Catholic Health Initiatives Proj.) Series 2000, 1.45% (Liquidity Facility Bank One NA), VRDN (a)	2,000,000	2,000,000
Colorado Springs Utils. Rev. Participating VRDN Series SGB 28, 1.44% (Liquidity Facility Societe Generale) (a)(c)	6,800,000	6,800,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation Bonds 1.62%, tender 8/7/03 (a)	1,300,000	1,300,000
		11,100,000
Connecticut - 0.2%
Connecticut Spl. Tax Oblig. Rev. (Trans. Infrastructure Proj.) Series 1, 1.55%, LOC Commerzbank AG, VRDN (a)	3,200,000	3,200,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 1.65%, VRDN (a)	1,900,000	1,900,000
District Of Columbia - 1.2%
District of Columbia Gen. Oblig. Participating VRDN:
Series MSTC 00 92, 1.45% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	8,250,000	8,250,000
Series Putters 152, 1.46% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,545,000	4,545,000
District of Columbia Rev. (American Assoc. Med. Colleges Proj.) 1.43% (AMBAC Insured), VRDN (a)	3,575,000	3,575,000
		16,370,000
Florida - 10.0%
Dade County Wtr. & Swr. Sys. Rev. Participating VRDN Series SG 74, 1.42% (Liquidity Facility Societe Generale) (a)(c)	1,210,000	1,210,000
Escambia County Poll. Cont. Rev. (Monsanto Co. Proj.) Series 1994, 1.4%, VRDN (a)	4,775,000	4,775,000
Florida Board of Ed. Participating VRDN Series MSTC 01 131, 1.45% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	6,955,000	6,955,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 0902, 1.44% (Liquidity Facility Citibank NA, New York) (a)(c)	$ 13,000,000	$ 13,000,000
Series EGL 01 0905, 1.44% (Liquidity Facility Citibank NA, New York) (a)(c)	10,200,000	10,200,000
Series MS 557, 1.42% (Liquidity Facility Morgan Stanley) (a)(c)	4,310,000	4,310,000
Series PT 1223, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,000,000	7,000,000
Series ROC II 136, 1.44% (Liquidity Facility Citigroup Global Mkts Hldg, Inc.) (a)(c)	6,765,000	6,765,000
Florida Board of Ed. Pub. Ed. Participating VRDN Series SGA 00 102, 1.45% (Liquidity Facility Societe Generale) (a)(c)	11,580,000	11,580,000
Florida Local Govt. Fin. Auth. Rev. Series A:
1.1% 8/12/03, LOC Wachovia Bank NA, CP	2,500,000	2,500,000
1.1% 9/11/03, LOC Wachovia Bank NA, CP	1,930,000	1,930,000
Jacksonville Elec. Auth. Rev. Series C1, 1.1% 7/15/03, CP	1,700,000	1,700,000
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R186, 1.44% (Liquidity Facility Citigroup Global Mkts Hldg, Inc.) (a)(c)	1,695,000	1,695,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 1.45%, VRDN (a)	4,300,000	4,300,000
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2000 B, 1.15% 5/1/03, CP	5,000,000	5,000,000
Orlando & Orange County Expressway Auth. Rev.:
Series 2003 C1, 1.35% (FSA Insured), VRDN (a)	3,500,000	3,500,000
Series 2003 C2, 1.35% (FSA Insured), VRDN (a)	1,600,000	1,600,000
Series 2003 C3, 1.35% (FSA Insured), VRDN (a)	1,800,000	1,800,000
Orlando Utils. Commission Wtr. & Elec. Rev. Series 1999 A, 1.15% 5/9/03, CP	5,100,000	5,100,000
Pasco County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Carlton Arms of Magnolia Valley Proj.) Series 1985, 1.525%, LOC Wachovia Bank NA, VRDN (a)	2,415,000	2,415,000
Saint Lucie County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 1.37%, VRDN (a)	37,300,000	37,300,000
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series PA 576, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,000,000	2,000,000
		136,635,000
Georgia - 1.5%
Atlanta Arpt. Rev. Participating VRDN Series PA 1122R, 1.44% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,500,000	2,500,000
Augusta Wtr. & Swr. Rev. Participating VRDN Series SGA 03 140, 1.43% (Liquidity Facility Societe Generale) (a)(c)	7,000,000	7,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Georgia - continued
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2000, 1.3%, tender 3/25/04 (a)	$ 1,300,000	$ 1,300,000
Fulton County Hsg. Auth. Rev. 1.45% (American Int'l. Group, Inc. Guaranteed), VRDN (a)	7,200,000	7,200,000
Georgia Muni. Elec. Auth. Series A, 1.2% 5/8/03, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG, CP	1,400,000	1,400,000
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Second Series 1995, 1.2%, tender 4/12/04 (a)	1,100,000	1,100,000
		20,500,000
Hawaii - 0.3%
Hawaii Gen. Oblig. Participating VRDN Series MS 01 594, 1.42% (Liquidity Facility Morgan Stanley) (a)(c)	2,395,000	2,395,000
Honolulu City & County Gen. Oblig. Bonds Series 2001 C, 1.3%, tender 12/4/03 (FGIC Insured) (a)	2,400,000	2,400,000
		4,795,000
Idaho - 0.1%
Caribou County Poll. Cont. Rev. (Pharmacia Corp. Proj.) Series 1990, 1.4%, VRDN (a)	1,500,000	1,500,000
Illinois - 7.5%
Chicago Board of Ed. Participating VRDN Series BA 96 BB, 1.46% (Liquidity Facility Bank of America NA) (a)(c)	3,400,000	3,400,000
Chicago Gas Supply Rev. Bonds (Peoples Gas Lt. & Coke Co. Proj.) Series 2002 B, 1.4% tender 6/26/03, CP mode	400,000	400,000
Chicago Gen. Oblig. Participating VRDN:
Series EGL 01 1303, 1.51% (Liquidity Facility Citibank NA, New York) (a)(c)	2,500,000	2,500,000
Series PT 1592, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,000,000	6,000,000
Chicago Rev. (HomeStart Prog.) Series 2000 A, 1.5%, LOC Northern Trust Co., Chicago, LOC Bank One NA, VRDN (a)	1,900,000	1,900,000
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 1.44% (Liquidity Facility Citibank NA, New York) (a)(c)	10,005,000	10,005,000
Chicago Tax Increment Rev. (Stockyards Southeast Quad Proj.) Series 1996 B, 1.45%, LOC Northern Trust Co., Chicago, VRDN (a)	2,300,000	2,300,000
Chicago Wtr. Rev. Participating VRDN Series Merlots 97 V, 1.46% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,285,000	1,285,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 1.44% (Liquidity Facility Citibank NA, New York) (a)(c)	$ 1,200,000	$ 1,200,000
Series PA 591, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,305,000	5,305,000
Illinois Dev. Fin. Auth. Rev. (AMR Pooled Fing. Prog.) Series 1999 E1, 1.45%, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,535,000	2,535,000
Illinois Edl. Facilities Auth. Revs. Bonds (MJH Ed. Assistance LLC I Proj.) Series 1998 A, 4.05%, tender 9/1/03 (AMBAC Insured) (a)	2,500,000	2,522,488
Illinois Gen. Oblig. Participating VRDN:
Series MS 98 143, 1.42% (Liquidity Facility Morgan Stanley) (a)(c)	1,500,000	1,500,000
Series ROC 00 10, 1.44% (Liquidity Facility Citigroup Global Mkts Hldg, Inc.) (a)(c)	400,000	400,000
Illinois Health Facilities Auth. Rev.:
Bonds Series MS 98 166, 1.65%, tender 8/7/03 (Liquidity Facility Morgan Stanley) (a)(c)(d)	2,700,000	2,700,000
(Little Co. of Mary Hosp. Proj.) Series 1997 B, 1.45% (MBIA Insured), VRDN (a)	18,995,000	18,995,000
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series EGL 01 1306, 1.44% (Liquidity Facility Citibank NA, New York) (a)(c)	1,600,000	1,600,000
Series Merlots 01 A86, 1.46% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,790,000	3,790,000
Series Merlots 01 A93, 1.46% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,685,000	3,685,000
Series Merlots 02 A24, 1.46% (Liquidity Facility Wachovia Bank NA) (a)(c)	4,995,000	4,995,000
Series SGB 10, 1.44% (Liquidity Facility Societe Generale) (a)(c)	7,745,000	7,745,000
Series SGB 19, 1.44% (Liquidity Facility Societe Generale) (a)(c)	1,000,000	1,000,000
Illinois Sales Tax Rev. Participating VRDN:
Series PT 1620, 1.42% (Liquidity Facility WestLB AG) (a)(c)	3,455,000	3,455,000
Series PT 1655, 1.42% (Liquidity Facility WestLB AG) (a)(c)	5,790,000	5,790,000
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 1.7%, LOC Lasalle Bank NA, VRDN (a)	3,375,000	3,375,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN Series PA 1058, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 1,350,000	$ 1,350,000
Winnebago County Rev. (The Mill Proj.) Series 1996, 1.5%, LOC Bank One NA, Chicago, VRDN (a)	3,300,000	3,300,000
		103,032,488
Indiana - 1.6%
Indianapolis Gas Util. Sys. Rev. 1.05% 6/12/03, CP	1,000,000	1,000,000
M.S.D. Warren Township Vision 2005 School Bldg. Corp. Participating VRDN Series Merlots 01 A52, 1.46% (Liquidity Facility Wachovia Bank NA) (a)(c)	6,600,000	6,600,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 1.5%, LOC Bank One NA, Chicago, VRDN (a)	7,200,000	7,200,000
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L3, 1.1% tender 7/10/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	2,400,000	2,400,000
Series 1985 L5, 1.2% tender 5/16/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,600,000	4,600,000
		21,800,000
Kansas - 0.2%
Overland Park Gen. Oblig. Participating VRDN Series SG 01 155, 1.42% (Liquidity Facility Societe Generale) (a)(c)	3,000,000	3,000,000
Kentucky - 2.2%
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.):
1.2% tender 6/6/03, LOC PNC Bank NA, Pittsburgh, CP mode	2,195,000	2,195,000
1.25% tender 6/6/03, LOC PNC Bank NA, Pittsburgh, CP mode	5,965,000	5,965,000
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1993 A, 1.3% tender 5/21/03, CP mode	4,500,000	4,500,000
Kentucky Asset/Liability Commission Gen. Fund Rev.:
Variable Rate TRAN Series 2002 B, 1.51% 6/26/03 (a)	2,600,000	2,600,000
TRAN Series A, 2.75% 6/26/03	7,600,000	7,612,517
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 1.55% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	1,450,000	1,450,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 1.2% tender 8/14/03, CP mode	5,500,000	5,500,000
		29,822,517
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Louisiana - 1.2%
Louisiana Gen. Oblig. Participating VRDN Series ROC II R128, 1.44% (Liquidity Facility Citigroup Global Mkts Hldg, Inc.) (a)(c)	$ 3,780,000	$ 3,780,000
Louisiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (Shreveport Stadium Proj.) Series 2000 A, 1.4% (MBIA Insured), VRDN (a)	4,945,000	4,945,000
West Baton Rouge Parish Indl. District #3 Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) 1.85% tender 5/14/03, CP mode	8,000,000	8,000,000
		16,725,000
Maine - 0.4%
Maine Gen. Oblig. TAN 2.25% 6/30/03	2,900,000	2,903,533
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series EGL 00 1901, 1.44% (Liquidity Facility Citibank NA, New York) (a)(c)	3,000,000	3,000,000
		5,903,533
Maryland - 0.2%
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.35% tender 5/14/03, CP mode	1,300,000	1,300,000
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.4% tender 5/1/03, CP mode	940,000	940,000
		2,240,000
Massachusetts - 2.0%
Chicopee Gen. Oblig. BAN 2.5% 11/20/03	5,100,000	5,129,896
Massachusetts Gen. Oblig. Series 2001 G, 1.2% 6/10/03 (Liquidity Facility BNP Paribas SA), CP	2,500,000	2,500,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds (Faulkner Hosp. Proj.) Series C, 6% 7/1/13 (Pre-Refunded to 7/1/03 @ 102) (b)	9,745,000	10,008,986
Participating VRDN Series SGA 65, 1.45% (Liquidity Facility Societe Generale) (a)(c)	9,660,000	9,660,000
		27,298,882
Michigan - 3.7%
Detroit City School District Participating VRDN Series PT 1581, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,495,000	6,495,000
Detroit Swr. Disp. Rev. Participating VRDN Series Merlots 01 A103, 1.46% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,200,000	1,200,000
Michigan Bldg. Auth. Rev. Participating VRDN Series EGL 01 2204, 1.44% (Liquidity Facility Citibank NA, New York) (a)(c)	17,235,000	17,235,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Muni. Bond Auth. Rev. RAN Series C2, 2.25% 8/22/03, LOC JPMorgan Chase Bank	$ 4,680,000	$ 4,691,415
Michigan Pub. Pwr. Agcy. Rev. Participating VRDN Series PA 1102, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,000,000	2,000,000
Michigan Strategic Fund Ltd. Oblig. Rev. Series 1999, 1.35%, LOC Standard Fed. Bank, VRDN (a)	15,000,000	15,000,000
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.):
Series 1988 A, 1.8%, VRDN (a)	2,900,000	2,900,000
2%, VRDN (a)	1,700,000	1,700,000
		51,221,415
Minnesota - 4.2%
Minneapolis & Saint Paul Metro. Arpts. Commission Arpt. Rev.:
Participating VRDN Series Merlots 00 ZZ, 1.46% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,840,000	1,840,000
1.1% 6/12/03, LOC WestLB AG, CP	3,000,000	3,000,000
Minneapolis Gen. Oblig. Participating VRDN Series PT 1464, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,790,000	6,790,000
Minnesota Gen. Oblig.:
Bonds Series ROC II 99 4, 1.6%, tender 9/18/03 (Liquidity Facility Citigroup Global Mkts Hldg, Inc.) (a)(c)(d)	10,000,000	10,000,000
Participating VRDN Series MS 01 719, 1.42% (Liquidity Facility Morgan Stanley) (a)(c)	3,100,000	3,100,000
Minnesota Pub. Facilities Auth. Drinking Wtr. Rev. Participating VRDN Series Putters 319, 1.42% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(c)	4,130,000	4,130,000
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 1.45%, LOC Fannie Mae, VRDN (a)	2,350,000	2,350,000
Rochester Health Care Facilities Rev. Bonds (Mayo Foundation/Mayo Med. Ctr. Proj.) Series 2001 C, 1.1% tender 7/24/03 (Liquidity Facility U.S. Bank NA, Cincinnati), CP mode	5,650,000	5,650,000
Rockford Independent School District #883 Bonds Series ROC II R30, 1.6%, tender 8/21/03 (Liquidity Facility Citigroup Global Mkts Hldg, Inc.) (a)(c)(d)	5,115,000	5,115,000
South Washington County Independent School District #833 Bonds Series ROC II R34, 1.6%, tender 8/21/03 (Liquidity Facility Citigroup Global Mkts Hldg, Inc.) (a)(c)(d)	7,080,000	7,080,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Minnesota - continued
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Participating VRDN Series Putters 339, 1.46% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 4,670,000	$ 4,670,000
Univ. of Minnesota Bonds 4.8% 8/15/03	3,400,000	3,434,606
		57,159,606
Mississippi - 0.1%
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Merlots 00 HH, 1.46% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,100,000	1,100,000
Missouri - 0.6%
Missouri Envir. Impt. & Energy Resource Auth. Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1992, 2.35%, VRDN (a)	1,400,000	1,400,000
Missouri Envir. Impt. & Energy Resource Auth. Poll. Cont. Rev. Series 1993 M, 1.55% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	2,825,000	2,825,000
Missouri Gen. Oblig. Participating VRDN Series MS 00 238, 1.42% (Liquidity Facility Morgan Stanley) (a)(c)	1,300,000	1,300,000
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 02 6026, 1.44% (Liquidity Facility Citibank NA, New York) (a)(c)	2,700,000	2,700,000
		8,225,000
Nebraska - 0.3%
Nebraska Pub. Pwr. District Rev. Bonds Series A, 3.5% 12/1/03	1,500,000	1,517,123
Omaha Gen. Oblig. Participating VRDN Series EGL 00 2701, 1.44% (Liquidity Facility Citibank NA, New York) (a)(c)	2,000,000	2,000,000
		3,517,123
Nevada - 0.2%
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 1.44% (Liquidity Facility Societe Generale) (a)(c)	2,500,000	2,500,000
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 1.2% tender 6/10/03, CP mode	3,500,000	3,500,000
New Hampshire Health & Edl. Facilities Auth. Rev. (Dartmouth College Issue Proj.) 1.3%, VRDN (a)	2,400,000	2,400,000
		5,900,000
New Jersey - 0.7%
New Jersey Gen. Oblig. TRAN 3% 6/12/03	10,285,000	10,303,232
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Mexico - 0.9%
Farmington Poll. Cont. Rev. (Arizona Pub. Svc. Co. Proj.) Series 1994 B, 1.4%, LOC Barclays Bank PLC, VRDN (a)	$ 4,600,000	$ 4,600,000
New Mexico Gen. Oblig. TRAN:
2.25% 6/30/03	5,500,000	5,509,459
3% 6/30/03	1,600,000	1,603,212
		11,712,671
New York - 3.2%
New York City Gen. Oblig. Series 1994 A7, 1.4%, LOC JPMorgan Chase Bank, VRDN (a)	5,750,000	5,750,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1, 1.1% 7/17/03, LOC Bank of Nova Scotia, LOC Toronto-Dominion Bank, CP	9,700,000	9,700,000
Series 4, 1.1% 7/17/03, LOC WestLB AG, CP	3,600,000	3,600,000
New York City Transitional Fin. Auth. Rev. BAN 2.5% 11/6/03	17,900,000	17,995,070
New York State Med. Care Facilities Fin. Agcy. Rev. Participating VRDN Series PT 411, 1.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,325,000	2,325,000
New York State Thruway Auth. Gen. Rev. BAN 1.125% 3/25/04	4,100,000	4,100,830
		43,470,900
North Carolina - 0.6%
Univ. at Chapel Hill Rev. 1.15% 9/12/03, CP	2,700,000	2,700,000
Wake County Gen. Oblig. Bonds Series 2003 C, 1.75%, tender 4/1/04 (Liquidity Facility Lloyds TSB Bank PLC) (a)	5,000,000	5,029,997
		7,729,997
Ohio - 2.5%
Clinton County Hosp. Rev. (Ohio Hosp. Cap., Inc. Pooled Fing. Prog.) Series 2000 A, 1.45%, LOC Nat'l. City Bank, VRDN (a)	8,365,000	8,365,000
Fairfield County Gen. Oblig. BAN 2.5% 5/21/03	2,165,000	2,165,604
Franklin County Health Care Facilities Rev. (Nat'l. Church Residences Proj.) Series B, 1.46%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	6,660,000	6,660,000
Kent State Univ. Revs. Series 2001, 1.35% (MBIA Insured), VRDN (a)	8,345,000	8,345,000
Ohio Gen. Oblig. Participating VRDN Series Putters 02 306, 1.43% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(c)	3,300,000	3,300,000
Ohio Higher Edl. Facility Commission Rev. (Pooled Fing. Prog.):
Series 1996, 1.5%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	900,000	900,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev. (Pooled Fing. Prog.): - continued
Series 1997, 1.5%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	$ 3,900,000	$ 3,900,000
Perrysburg Gen. Oblig. BAN 2.25% 8/14/03	1,190,000	1,192,526
		34,828,130
Oklahoma - 0.3%
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 1.41% (AMBAC Insured), VRDN (a)	3,800,000	3,800,000
Oregon - 0.9%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN Series PT 1435, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,500,000	6,500,000
Umatilla County School District #8R Hermiston Participating VRDN Series Putters 259, 1.46% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,945,000	5,945,000
		12,445,000
Pennsylvania - 2.2%
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series EGL 95 3503, 1.44% (Liquidity Facility Citibank NA, New York) (a)(c)	1,500,000	1,500,000
North Pennsylvania Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 30, 1.43% (Liquidity Facility Societe Generale) (a)(c)	5,700,000	5,700,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds (Muhlenberg College Proj.) Series 1999 D5, 2.05%, tender 5/1/03, LOC PNC Bank NA, Pittsburgh (a)	2,500,000	2,500,000
(King's College Proj.) Series 2001 H6, 1.4%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,000,000	5,000,000
(Waynesburg College Proj.) Series 1997, 1.4%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,700,000	1,700,000
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Participating VRDN Series ROC II R1005, 1.44% (Liquidity Facility Citigroup Global Mkts Hldg, Inc.) (a)(c)	1,730,000	1,730,000
Scranton-Lackawanna Health & Welfare Auth. Rev. 1.4%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,650,000	6,650,000
Southeastern Pennsylvania Trans. Auth. Spl. Rev. Participating VRDN Series MS 00 506, 1.41% (Liquidity Facility Morgan Stanley) (a)(c)	5,062,500	5,062,500
		29,842,500
Municipal Securities - continued
	Principal Amount	Value (Note 1)
South Carolina - 1.5%
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin College Proj.) Series 1997, 1.56%, LOC Bank of America NA, VRDN (a)	$ 4,415,000	$ 4,415,000
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 1.4%, LOC Bank of America NA, VRDN (a)	6,450,000	6,450,000
South Carolina Pub. Svc. Auth. Rev.:
1.05% 7/17/03, CP	3,982,000	3,982,000
1.05% 8/18/03, CP	2,000,000	2,000,000
1.1% 5/1/03, CP	1,500,000	1,500,000
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.55% tender 5/1/03, CP mode	2,500,000	2,500,000
		20,847,000
South Dakota - 0.3%
Sioux Falls Sales Tax Rev. Bonds 5.45% 11/15/14 (AMBAC Insured) (Pre-Refunded to 11/15/03 @ 102) (b)	3,700,000	3,852,816
Tennessee - 1.2%
Dickson County Gen. Oblig. Participating VRDN Series PT 1491, 1.42% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,385,000	2,385,000
Johnson City Health & Edl. Hosp. Rev. Participating VRDN Series LB 03 L8J, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	2,100,000	2,100,000
Memphis Gen. Oblig. 1.2% 6/13/03 (Liquidity Facility WestLB AG), CP	1,600,000	1,600,000
Metro. Govt. Nashville & Davidson County Health & Ed. Facilities Board Rev. Bonds (Ascension Health Cr. Group Proj.) Series B2, 1.25%, tender 1/5/04 (a)	4,200,000	4,200,000
Shelby County Gen. Oblig.:
Series 2000 X:
1.05% 6/9/03, CP	2,000,000	2,000,000
1.15% 6/17/03, CP	2,100,000	2,100,000
Series 2003 A, 1.1% 7/10/03, CP	2,000,000	2,000,000
		16,385,000
Texas - 20.7%
Austin Independent School District Variable Rate TRAN 1.044% 8/31/03 (a)	1,320,000	1,320,000
Austin Util. Sys. Rev. Series A:
1.1% 5/16/03, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,910,000	3,910,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Austin Util. Sys. Rev. Series A: - continued
1.15% 6/13/03, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	$ 1,000,000	$ 1,000,000
1.2% 6/13/03, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	10,490,000	10,490,000
Brazos River Hbr. Navigation District of Brazoria County Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Series 1991, 1.65% tender 5/15/03, CP mode	3,500,000	3,500,000
Brownsville Util. Sys. Rev. Series B, 1.35% (MBIA Insured), LOC State Street Bank & Trust Co., Boston, VRDN (a)	3,000,000	3,000,000
Dallas Independent School District Participating VRDN Series ROC II R131, 1.44% (Liquidity Facility Citigroup Global Mkts Hldg, Inc.) (a)(c)	5,745,000	5,745,000
Dallas Wtr. & Swr. Sys. Rev. Series B, 1.1% 6/10/03, CP	2,909,000	2,909,000
Denton Util. Sys. Rev. Participating VRDN Series SGA 32, 1.43% (Liquidity Facility Societe Generale) (a)(c)	1,000,000	1,000,000
Georgetown Independent School District Variable Rate TRAN 1.044% 8/31/03 (a)	8,000,000	8,000,000
Granbury Independent School District Participating VRDN Series SG 129, 1.42% (Liquidity Facility Societe Generale) (a)(c)	4,815,000	4,815,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston Music Hall-Hobby Ctr. Proj.) Series 1999, 1.4%, LOC JPMorgan Chase Bank, VRDN (a)	3,600,000	3,600,000
Harris County Gen. Oblig. Participating VRDN:
Series EGL 01 4305, 1.44% (Liquidity Facility Citibank NA, New York) (a)(c)	6,900,000	6,900,000
Series MSTC 01 126 Class A, 1.45% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	26,000,000	26,000,000
Houston Arpt. Sys. Rev. Participating VRDN:
Series EGL 00 4307, 1.44% (Liquidity Facility Citibank NA, New York) (a)(c)	9,000,000	9,000,000
Series SG 03 161, 1.44% (Liquidity Facility Societe Generale) (a)(c)	1,400,000	1,400,000
Houston Gen. Oblig. Series A, 1.1% 5/1/03, CP	5,000,000	5,000,000
Hunt Memorial Hosp. District Rev. Series 1998, 1.37% (FSA Insured), VRDN (a)	4,960,000	4,960,000
Lewisville Independent School District Participating VRDN Series SGA 134, 1.43% (Liquidity Facility Societe Generale) (a)(c)	1,290,000	1,290,000
Pearland Independent School District Participating VRDN Series SG 106, 1.42% (Liquidity Facility Societe Generale) (a)(c)	500,000	500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Plano Independent School District Participating VRDN Series SGA 128, 1.43% (Liquidity Facility Societe Generale) (a)(c)	$ 1,680,000	$ 1,680,000
Princeton Independent School District Participating VRDN Series SGB 02 41A, 1.44% (Liquidity Facility Societe Generale) (a)(c)	1,250,000	1,250,000
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 1.43% (Liquidity Facility Societe Generale) (a)(c)	3,500,000	3,500,000
San Antonio Arpt. Sys. Rev. Participating VRDN Series EGL 96 C4305, 1.44% (Liquidity Facility Citibank NA, New York) (a)(c)	8,805,000	8,805,000
San Antonio Elec. & Gas Rev.:
Bonds Series MS 00 469, 1.65%, tender 8/7/03 (Liquidity Facility Morgan Stanley) (a)(c)	9,995,000	9,995,000
Participating VRDN:
Series SG 101, 1.42% (Liquidity Facility Societe Generale) (a)(c)	2,700,000	2,700,000
Series SG 104, 1.42% (Liquidity Facility Societe Generale) (a)(c)	12,250,000	12,250,000
Series SG 105, 1.42% (Liquidity Facility Societe Generale) (a)(c)	11,700,000	11,700,000
Series A:
1.05% 7/17/03, CP	3,000,000	3,000,000
1.1% 5/5/03, CP	17,400,000	17,400,000
San Antonio Independent School District Bonds Series AAB 01 28, 1.21%, tender 9/10/03 (Liquidity Facility ABN-AMRO Bank NV) (a)(c)(d)	1,400,000	1,400,000
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 1.46% (Liquidity Facility Wachovia Bank NA) (a)(c)	1,000,000	1,000,000
Socorro Independent School District Participating VRDN Series EGL 00 4306, 1.44% (Liquidity Facility Citibank NA, New York) (a)(c)	5,805,000	5,805,000
Splendora Higher Ed. Facilities Corp. Rev. (Fellowship Christian Academy Proj.) 1.4%, LOC Bank of America NA, VRDN (a)	3,400,000	3,400,000
Texas Gen. Oblig. TRAN 2.75% 8/29/03	49,800,000	50,030,727
Texas Pub. Fin. Auth. Series 2002 B, 1.2% 6/13/03 (Liquidity Facility Texas Gen. Oblig.), CP	5,000,000	5,000,000
Texas Pub. Fin. Auth. Bldg. Rev. 1.1% 5/1/03, CP	10,000,000	10,000,000
Texas Tech Univ. Revs. Series A2, 1.1% 5/8/03, CP	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Texas Wtr. Dev. Board Rev. 1.4% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	$ 18,000,000	$ 18,000,000
Tyler Wtrwks. & Swr. Rev. Participating VRDN Series SGA 112, 1.45% (Liquidity Facility Societe Generale) (a)(c)	10,000,000	10,000,000
		284,254,727
Utah - 0.9%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN:
Series EGL 96 C4402 Class A, 1.44% (Liquidity Facility Citibank NA, New York) (a)(c)	4,000,000	4,000,000
Series MS 00 409, 1.42% (Liquidity Facility Morgan Stanley) (a)(c)	1,535,000	1,535,000
Provo City Hsg. Rev. (Branbury Park, Inc. Proj.) Series 1987 A, 1.4%, LOC Bank One NA, Chicago, VRDN (a)	3,830,000	3,830,000
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Participating VRDN Series PT 1813, 1.45% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,490,000	2,490,000
		11,855,000
Virginia - 2.5%
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. (Winchester Med. Ctr. Proj.) Series 2000, 1.45% (FSA Insured), VRDN (a)	7,325,000	7,325,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Louisville Gas & Elec. Co. Proj.) Series 1984, 1.45% tender 6/25/03, CP mode	1,000,000	1,000,000
(Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
1.35% tender 5/21/03, CP mode	1,000,000	1,000,000
1.35% tender 5/23/03, CP mode	4,000,000	4,000,000
1.4% tender 6/13/03, CP mode	4,000,000	4,000,000
Series 1987, 1.35% tender 7/16/03, CP mode	500,000	500,000
Richmond Gen. Oblig. RAN 2.5% 6/24/03	10,000,000	10,013,236
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 1.42% (Liquidity Facility Morgan Stanley) (a)(c)	2,300,000	2,300,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Bonds:
Series B2, 1.1%, tender 7/9/03 (a)	1,300,000	1,300,000
Series B3, 1.08%, tender 8/20/03 (a)	1,100,000	1,100,000
Series B4, 1.08%, tender 10/1/03 (a)	1,300,000	1,300,000
		33,838,236
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Washington - 4.9%
Central Puget Sound Reg'l. Trans. Auth. Sales Tax & Motor Vehicle Excise Tax Rev. Participating VRDN Series MSTC 00 101, 1.45% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	$ 9,795,000	$ 9,795,000
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 734, 1.42% (Liquidity Facility Svenska Handelsbanken AB) (a)(c)	7,000,000	7,000,000
Series ROC II R152, 1.44% (Liquidity Facility Citigroup Global Mkts Hldg, Inc.) (a)(c)	2,230,000	2,230,000
King County Gen. Oblig. Participating VRDN Series ROC II R1028, 1.44% (Liquidity Facility Citigroup Global Mkts Hldg, Inc.) (a)(c)	5,360,000	5,360,000
King County Swr. Rev. Participating VRDN Series MS 01 554, 1.42% (Liquidity Facility Morgan Stanley) (a)(c)	5,000,000	5,000,000
Seattle Muni. Lt. & Pwr. Rev. RAN 2.5% 11/21/03	1,000,000	1,005,505
Snohomish County Pub. Util. District #1 Elec. Rev. Bonds 2% 12/1/03	1,100,000	1,105,870
Washington Gen. Oblig. Participating VRDN:
Series SG 37, 1.42% (Liquidity Facility Societe Generale) (a)(c)	5,500,000	5,500,000
Series SGA 35, 1.43% (Liquidity Facility Societe Generale) (a)(c)	1,000,000	1,000,000
Series SGA 36, 1.43% (Liquidity Facility Societe Generale) (a)(c)	2,260,000	2,260,000
Series SGB 09, 1.44% (Liquidity Facility Societe Generale) (a)(c)	900,000	900,000
Series SGB 11, 1.44% (Liquidity Facility Societe Generale) (a)(c)	4,595,000	4,595,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series FRRI 02 L45J, 1.42% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	3,000,000	3,000,000
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 1.4%, LOC Bank of America NA, VRDN (a)	2,830,000	2,830,000
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
Bonds:
Series A, 5.8% 7/1/03 (AMBAC Insured) (Escrowed to Maturity) (b)	6,350,000	6,394,831
Series B, 5.5% 7/1/03 (Bonneville Pwr. Admin Guaranteed)	4,000,000	4,026,389
Participating VRDN Series PT 1671, 1.45% (Liquidity Facility WestLB AG) (a)(c)	5,825,000	5,825,000
		67,827,595
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Wisconsin - 1.4%
Oak Creek Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 1986, 1.65%, VRDN (a)	$ 7,600,000	$ 7,600,000
Wisconsin Health & Edl. Facilities Auth. Rev. (Prohealth, Inc. Proj.) Series 2001 B, 1.4% (AMBAC Insured), VRDN (a)	10,000,000	10,000,000
Wisconsin Trans. Rev. Series 1997 A, 1.1% 10/9/03, CP	2,000,000	2,000,000
		19,600,000
Wyoming - 0.2%
Wyoming Cmnty. Dev. Auth. Participating VRDN Series Merlots 00 KK, 1.46% (Liquidity Facility Wachovia Bank NA) (a)(c)	700,000	700,000
Wyoming Ed. Fund TRAN 2.5% 6/27/03	1,600,000	1,601,820
		2,301,820
TOTAL INVESTMENT PORTFOLIO - 98.0%		1,343,458,759
NET OTHER ASSETS - 2.0%		28,091,574
NET ASSETS - 100%		$ 1,371,550,333
Total Cost for Income Tax Purposes $ 1,343,458,759
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Security collateralized by an amount sufficient to pay interest and principal.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Illinois Health Facilities Auth. Rev. Bonds Series MS 98 166, 1.65%, tender 8/7/03 (Liquidity Facility Morgan Stanley)	6/5/02	$ 2,700,000
Minnesota Gen. Oblig. Bonds Series ROC II 99 4, 1.6%, tender 9/18/03 (Liquidity Facility Citigroup Global Mkts Hldg, Inc.)	2/25/99 - 3/19/02	$ 10,000,000
Rockford Independent School District #883 Bonds Series ROC II R30, 1.6%, tender 8/21/03 (Liquidity Facility Citigroup Global Mkts Hldg, Inc.)	9/12/00 - 9/20/00	$ 5,115,000
San Antonio Independent School District Bonds Series AAB 01 28, 1.21%, tender 9/10/03 (Liquidity Facility ABN-AMRO Bank NV)	8/29/01	$ 1,400,000
South Washington County Independent School District #833 Bonds Series ROC II R34, 1.6%, tender 8/21/03 (Liquidity Facility Citigroup Global Mkts Hldg, Inc.)	11/7/00 - 3/19/02	$ 7,080,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,295,000 or 1.9% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2003 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 1,343,458,759
Receivable for investments sold		30,600,266
Receivable for fund shares sold		10,336,083
Interest receivable		5,908,247
Receivable from investment adviser for expense reductions		59,927
Other receivables		42,518
Total assets		1,390,405,800

Liabilities
Payable to custodian bank	$ 789,230
Payable for investments purchased	2,500,000
Payable for fund shares redeemed	14,698,795
Distributions payable	28,993
Accrued management fee	294,147
Distribution fees payable	273,523
Other payables and accrued expenses	270,779
Total liabilities		18,855,467

Net Assets		$ 1,371,550,333
Net Assets consist of:
Paid in capital		$ 1,370,980,658
Accumulated net realized gain (loss) on investments		569,675
Net Assets		$ 1,371,550,333
Daily Money Class: Net Asset Value, offering price and redemption price per share ($556,622,323 ÷ 556,339,335 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($361,115,895 ÷ 360,858,988 shares)		$ 1.00

Fidelity Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($453,812,115 ÷ 453,624,147 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2003 (Unaudited)

Investment Income
Interest		$ 8,751,366
Expenses
Management fee	$ 1,649,044
Transfer agent fees	1,342,507
Distribution fees	1,684,279
Accounting fees and expenses	91,453
Non-interested trustees' compensation	2,656
Custodian fees and expenses	12,409
Registration fees	162,404
Audit	21,609
Legal	3,139
Total expenses before reductions	4,969,500
Expense reductions	(476,877)	4,492,623
Net investment income		4,258,743
Net Realized Gain (Loss) on investment securities		569,675
Net increase in net assets resulting from operations		$ 4,828,418

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2003 (Unaudited)	Year ended October 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 4,258,743	$ 10,091,407
Net realized gain (loss)	569,675	276,216
Net increase (decrease) in net assets resulting from operations	4,828,418	10,367,623
Distributions to shareholders from net investment income	(4,258,743)	(10,091,407)
Share transactions - net increase (decrease)	172,976,607	246,501,791
Total increase (decrease) in net assets	173,546,282	246,778,007

Net Assets
Beginning of period	1,198,004,051	951,226,044
End of period	$ 1,371,550,333	$ 1,198,004,051

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.003	.010	.026	.034	.026	.030
Distributions from net investment income	(.003)	(.010)	(.026)	(.034)	(.026)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.33%	.98%	2.66%	3.47%	2.65%	3.03%
Ratios to Average Net Assets D
Expenses before expense reductions	.75% A	.73%	.77%	.77%	.79%	.79%
Expenses net of voluntary waivers, if any	.70% A	.70%	.70%	.69%	.65%	.65%
Expenses net of all reductions	.68% A	.66%	.67%	.69%	.65%	.65%
Net investment income	.66% A	.98%	2.59%	3.41%	2.61%	2.99%
Supplemental Data
Net assets, end of period (in millions)	$ 557	$ 576	$ 575	$ 467	$ 503	$ 519

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.002	.007	.024	.032	.024	.027
Distributions from net investment income	(.002)	(.007)	(.024)	(.032)	(.024)	(.027)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.21%	.72%	2.40%	3.21%	2.40%	2.78%
Ratios to Average Net Assets D
Expenses before expense reductions	1.00% A	.98%	1.02%	1.02%	1.04%	1.04%
Expenses net of voluntary waivers, if any	.95% A	.95%	.95%	.94%	.90%	.90%
Expenses net of all reductions	.93% A	.91%	.92%	.94%	.90%	.90%
Net investment income	.41% A	.72%	2.33%	3.16%	2.37%	2.73%
Supplemental Data
Net assets, end of period (in millions)	$ 361	$ 367	$ 298	$ 221	$ 170	$ 186

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Tax-Free Money Market Fund

	Six months ended April 30, 2003	Years ended October 31,
	(Unaudited)	2002	2001 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.012	.008
Distributions from net investment income	(.005)	(.012)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.46%	1.21%	.79%
Ratios to Average Net Assets E
Expenses before expense reductions	.51% A	.49%	.53% A
Expenses net of voluntary waivers, if any	.45% A	.45%	.45% A
Expenses net of all reductions	.43% A	.41%	.42% A
Net investment income	.90% A	1.17%	2.05% A
Supplemental Data
Net assets, end of period (in millions)	$ 454	$ 254	$ 78

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period June 19, 2001 (commencement of sale of shares) to October 31, 2001.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2003 (Unaudited)

1. Significant Accounting Policies.

Tax-Exempt Fund (the fund) is a fund of Newbury Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

The fund offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .25% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Daily Money Class and Capital Reserves Class pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which are based on an annual percentage of each class' average net assets. In addition FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Daily Money	.00%	.25%	$ 739,487	$ 26,242
Capital Reserves	.25%	.25%	944,792	-
			$ 1,684,279	$ 26,242

Semiannual Report

3. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives the proceeds of deferred sales charges of .25% on certain purchases of the Daily Money Class. When Daily Money Class shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made. For the period, FDC retained $14 from Daily Money Class.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub-contract with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, to perform the activities associated with the fund's transfer and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.

	Amount	% of Average Net Assets*
Daily Money Class	$ 593,553.20
Capital Reserves Class	380,819.20
Fidelity Tax-Free Money Market Fund	368,135.21
	$ 1,342,507

* Annualized

Citibank also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Money Market Insurance Termination. From January 1, 1999 through December 31, 2001, FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, provided participating funds with limited coverage for certain loss events. Effective January 1, 2002, the insurance coverage was suspended due to significant increases in the cost of reinsurance. Because of the continued high cost of reinsurance, in November 2002, the Board of Trustees approved the termination of FIDFUNDS. As a result, the participating funds are entitled to receive their pro rata share of FIDFUNDS retained earnings. The payment is accounted for as a realized gain in the Statement of Operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Expense Reductions.

FMR agreed to reimburse the classes of the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Daily Money Class	.70%	$ 151,946
Capital Reserves Class	.95%	104,120
Fidelity Tax-Free Money Market Fund	.45%	99,979
		$ 356,045

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Tax-Exempt	$ 12,409		$ 74,364
Daily Money Class		$ 15,285
Capital Reserves Class		9,753
Fidelity Tax-Free Money Market Fund		9,021

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2003	Year ended October 31, 2002
From net investment income
Daily Money Class	$ 1,930,045	$ 5,709,607
Capital Reserves Class	764,499	2,586,863
Fidelity Tax-Free Money Market Fund	1,564,199	1,794,937
Total	$ 4,258,743	$ 10,091,407

Semiannual Report

6. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended April 30, 2003	Year ended October 31, 2002
Daily Money Shares sold	909,237,291	1,765,921,468
Reinvestment of distributions	1,810,384	5,279,156
Shares redeemed	(931,017,919)	(1,770,186,674)
Net increase (decrease)	(19,970,244)	1,013,950
Capital Reserves Shares sold	706,458,107	1,331,555,505
Reinvestment of distributions	702,265	2,221,584
Shares redeemed	(713,611,192)	(1,264,163,734)
Net increase (decrease)	(6,450,820)	69,613,355
Tax-Free Money Market Fund Shares sold	778,219,173	755,607,488
Reinvestment of distributions	1,569,261	1,772,305
Shares redeemed	(580,390,763)	(581,505,307)
Net increase (decrease)	199,397,671	175,874,486

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Adviser

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Citibank, N.A.

New York, NY

Custodian

Citibank, N.A.

New York, NY

TFM-USAN-0603
1.784918.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Newbury Street Trust disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Newbury Street Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There were no significant changes in Newbury Street Trust internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

Item 10. Exhibits

(a)		Not applicable.
(b)	(1)	Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.
	(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Newbury Street Trust

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	June 19, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	June 19, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	June 19, 2003